Schedule of Investments (unaudited)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$74	$94,443

Aerospace & Defense — 1.3%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	60	73,121
BAE Systems PLC, 5.80%, 10/11/41(a)	10	13,573
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	115	114,648
3.38%, 06/15/46 (Call 12/15/45)	107	99,553
3.55%, 03/01/38 (Call 09/01/37)	130	129,104
3.60%, 05/01/34 (Call 02/01/34)	100	103,330
3.65%, 03/01/47 (Call 09/01/46)	40	38,439
3.75%, 02/01/50 (Call 08/01/49)	150	147,874
3.85%, 11/01/48 (Call 05/01/48)	60	59,485
3.90%, 05/01/49 (Call 11/01/48)	75	75,376
3.95%, 08/01/59 (Call 02/01/59)	10	9,955
5.71%, 05/01/40 (Call 11/01/39)	145	181,205
5.81%, 05/01/50 (Call 11/01/49)	290	375,031
5.88%, 02/15/40	85	106,037
5.93%, 05/01/60 (Call 11/01/59)	310	406,165
6.13%, 02/15/33	75	94,256
6.63%, 02/15/38	25	32,653
6.88%, 03/15/39	115	156,661
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	31	34,455
4.25%, 04/01/40 (Call 10/01/39)	90	107,015
4.25%, 04/01/50 (Call 10/01/49)	85	104,461
Howmet Aerospace Inc., 5.95%, 02/01/37	55	64,303
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	25	30,913
5.05%, 04/27/45 (Call 10/27/44)	65	82,697
6.15%, 12/15/40	20	28,003
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	30	28,851
3.60%, 03/01/35 (Call 09/01/34)	85	96,199
3.80%, 03/01/45 (Call 09/01/44)	60	67,642
4.07%, 12/15/42	110	129,185
4.09%, 09/15/52 (Call 03/15/52)	72	86,430
4.50%, 05/15/36 (Call 11/15/35)	71	87,143
4.70%, 05/15/46 (Call 11/15/45)	227	290,283
5.72%, 06/01/40	25	34,186
Series B, 6.15%, 09/01/36	70	98,843
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	110	122,724
4.03%, 10/15/47 (Call 04/15/47)	108	123,419
4.75%, 06/01/43	93	115,875
5.05%, 11/15/40	35	44,666
5.25%, 05/01/50 (Call 11/01/49)	135	183,181
Raytheon Technologies Corp.
3.13%, 07/01/50 (Call 01/01/50)	50	49,385
3.75%, 11/01/46 (Call 05/01/46)	125	135,375
4.05%, 05/04/47 (Call 11/04/46)	55	62,245
4.15%, 05/15/45 (Call 11/16/44)	74	84,407
4.35%, 04/15/47 (Call 10/15/46)	70	82,492
4.45%, 11/16/38 (Call 05/16/38)	90	106,029
4.50%, 06/01/42	275	330,913
4.63%, 11/16/48 (Call 05/16/48)	30	37,190
4.70%, 12/15/41	50	61,043
4.80%, 12/15/43 (Call 06/15/43)	80	97,402
Security	Par (000)	Value

Aerospace & Defense (continued)
4.88%, 10/15/40	$61	$75,614
5.40%, 05/01/35	145	186,959
5.70%, 04/15/40	20	26,968
6.05%, 06/01/36	45	61,767
6.13%, 07/15/38	159	221,573
		5,796,302
Agriculture — 0.7%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	50	46,065
3.88%, 09/16/46 (Call 03/16/46)	123	117,262
4.00%, 02/04/61 (Call 08/04/60)	235	220,052
4.25%, 08/09/42	158	160,800
4.45%, 05/06/50 (Call 11/06/49)	80	82,095
4.50%, 05/02/43	65	68,371
5.38%, 01/31/44	136	157,642
5.80%, 02/14/39 (Call 08/14/38)	86	104,048
5.95%, 02/14/49 (Call 08/14/48)	175	216,722
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	55	62,982
4.02%, 04/16/43	70	82,789
4.50%, 03/15/49 (Call 09/15/48)	70	90,311
4.54%, 03/26/42	2	2,524
5.38%, 09/15/35	5	6,684
5.94%, 10/01/32	35	46,684
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	10	9,426
3.98%, 09/25/50 (Call 03/25/50)	100	93,462
4.39%, 08/15/37 (Call 02/15/37)	190	197,619
4.54%, 08/15/47 (Call 02/15/47)	195	195,963
4.76%, 09/06/49 (Call 03/06/49)	75	77,005
5.28%, 04/02/50 (Call 10/02/49)	30	33,031
Cargill Inc., 3.88%, 05/23/49 (Call 11/23/48)(a)	110	124,535
Philip Morris International Inc.
3.88%, 08/21/42	44	47,106
4.13%, 03/04/43	125	138,183
4.25%, 11/10/44	76	86,135
4.38%, 11/15/41	112	128,998
4.50%, 03/20/42	120	139,081
4.88%, 11/15/43	80	97,494
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	100	118,871
5.85%, 08/15/45 (Call 02/15/45)	215	250,856
7.25%, 06/15/37	61	80,070
		3,282,866
Airlines — 0.0%
American Airlines Pass Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33	62	61,578
British Airways 2018-1 Pass Through Trust, Series 2018-1, Class AA, 3.80%, 03/20/33(a)	4	4,439
British Airways 2019-1 Pass Through Trust, Series 2019-1, Class AA, 3.30%, 06/15/34(a)	10	9,866
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	5	5,276
Series 2019-1, Class AA, 2.75%, 11/15/33.	14	14,181
United Airlines Pass Through Trust
Series 2019, Class AA, 4.15%, 02/25/33	46	50,028
Series 2019-2, Class AA, 2.70%, 11/01/33.	38	37,597
		182,965

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	$55	$59,474
3.38%, 03/27/50 (Call 09/27/49)	75	81,052
3.63%, 05/01/43 (Call 11/01/42)	105	117,646
3.88%, 11/01/45 (Call 05/01/45)	120	139,204
		397,376
Auto Manufacturers — 0.3%
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	111	143,102
Ford Motor Co.
4.75%, 01/15/43	175	177,091
5.29%, 12/08/46 (Call 06/08/46)	100	106,668
7.40%, 11/01/46	35	43,754
7.45%, 07/16/31	140	177,631
8.90%, 01/15/32	10	13,367
9.98%, 02/15/47	15	22,635
General Motors Co.
5.00%, 04/01/35	78	92,869
5.15%, 04/01/38 (Call 10/01/37)	90	106,839
5.20%, 04/01/45	100	119,276
5.40%, 04/01/48 (Call 10/01/47)	72	88,143
5.95%, 04/01/49 (Call 10/01/48)	90	117,759
6.25%, 10/02/43	73	98,046
6.60%, 04/01/36 (Call 10/01/35)	113	152,493
6.75%, 04/01/46 (Call 10/01/45)	48	67,180
		1,526,853
Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	25	27,974
5.40%, 03/15/49 (Call 09/15/48)	40	51,898
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	56	62,018
Goodyear Tire & Rubber Co. (The)
5.25%, 07/15/31 (Call 04/15/31)(a)	45	45,992
5.63%, 04/30/33 (Call 01/30/33)	40	40,802
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	45	54,183
		282,867
Banks — 4.4%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40)(b)	349	330,234
2.83%, 10/24/51 (Call 10/24/50)(b)	85	80,436
4.08%, 04/23/40 (Call 04/23/39)(b)	178	203,516
4.08%, 03/20/51 (Call 03/20/50)(b)	480	548,381
4.24%, 04/24/38 (Call 04/24/37)(b)	271	316,113
4.33%, 03/15/50 (Call 03/15/49)(b)	281	331,515
4.44%, 01/20/48 (Call 01/20/47)(b)	195	231,385
4.88%, 04/01/44	95	119,290
5.00%, 01/21/44	237	302,111
5.88%, 02/07/42	115	160,465
7.75%, 05/14/38	225	349,922
Series L, 4.75%, 04/21/45	155	188,838
Barclays Bank PLC, 6.86%, (Call 06/15/32)(a)(b)(c)(d)	25	34,004
Barclays PLC, 4.95%, 01/10/47	260	321,272
BNP Paribas SA, 2.82%, 01/26/41(a)	200	182,724
Citigroup Inc.
3.88%, 01/24/39 (Call 01/24/38)(b)	145	161,250
4.65%, 07/30/45	117	145,007
4.65%, 07/23/48 (Call 06/23/48)	140	176,155
4.75%, 05/18/46	110	134,504
5.30%, 05/06/44	141	183,328
5.32%, 03/26/41 (Call 03/26/40)(b)	122	159,598
Security	Par (000)	Value

Banks (continued)
6.00%, 10/31/33	$86	$112,993
6.13%, 08/25/36	100	135,846
6.63%, 06/15/32	140	189,438
6.68%, 09/13/43	160	241,662
8.13%, 07/15/39	111	186,676
Commonwealth Bank of Australia
3.74%, 09/12/39(a)	200	211,778
3.90%, 07/12/47(a)	275	315,772
Cooperatieve Rabobank U.A., 5.25%, 08/04/45	290	378,218
Cooperatieve Rabobank UA, 5.25%, 05/24/41	131	173,623
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	100	142,379
Fifth Third Bancorp., 8.25%, 03/01/38	97	159,729
Goldman Sachs Capital I, 6.35%, 02/15/34	105	145,093
Goldman Sachs Group Inc. (The)
3.21%, 04/22/42 (Call 04/22/41)(b)	200	202,928
4.02%, 10/31/38 (Call 10/31/37)(b)	173	197,128
4.41%, 04/23/39 (Call 04/23/38)(b)	111	131,529
4.75%, 10/21/45 (Call 04/21/45)	162	204,867
4.80%, 07/08/44 (Call 01/08/44)	196	246,529
5.15%, 05/22/45	180	235,411
6.13%, 02/15/33	65	87,496
6.25%, 02/01/41	211	304,176
6.45%, 05/01/36	140	194,533
6.75%, 10/01/37	373	533,532
HSBC Holdings PLC
6.10%, 01/14/42	116	164,363
6.50%, 05/02/36	220	298,221
6.50%, 09/15/37	175	239,020
6.80%, 06/01/38	355	500,972
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40)(b)	217	199,568
3.11%, 04/22/41 (Call 04/22/40)(b)	170	171,158
3.11%, 04/22/51 (Call 04/22/50)(b)	226	222,917
3.33%, 04/22/52 (Call 04/22/51)(b)	200	203,530
3.88%, 07/24/38 (Call 07/24/37)(b)	202	228,169
3.96%, 11/15/48 (Call 11/15/47)(b)	330	370,583
4.03%, 07/24/48 (Call 07/24/47)(b)	150	170,174
4.26%, 02/22/48 (Call 02/22/47)(b)	190	222,494
4.85%, 02/01/44	40	50,603
4.95%, 06/01/45	165	210,510
5.50%, 10/15/40	131	174,605
5.60%, 07/15/41	229	312,097
5.63%, 08/16/43	140	190,992
6.40%, 05/15/38	223	322,168
KfW
0.00%, 04/18/36(e)	155	112,947
0.00%, 06/29/37(e)	145	103,388
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	254,240
Mitsubishi UFJ Financial Group Inc.
4.15%, 03/07/39	171	198,772
4.29%, 07/26/38	165	193,705
Morgan Stanley
2.80%, 01/25/52 (Call 01/25/51)(b)	75	70,383
3.97%, 07/22/38 (Call 07/22/37)(b)	140	160,394
4.30%, 01/27/45	266	316,827
4.38%, 01/22/47	165	199,709
4.46%, 04/22/39 (Call 04/22/38)(b)	132	158,415
5.60%, 03/24/51 (Call 03/24/50)(b)	281	402,873
6.38%, 07/24/42	137	203,037
7.25%, 04/01/32	199	286,202

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Regions Financial Corp., 7.38%, 12/10/37	$140	$208,625
Societe Generale SA, 3.63%, 03/01/41(a)	200	195,294
Standard Chartered PLC, 5.70%, 03/26/44(a)	225	282,427
Wachovia Corp., 5.50%, 08/01/35	180	229,831
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40)(b)	295	294,912
3.90%, 05/01/45	115	130,473
4.65%, 11/04/44	155	183,996
4.75%, 12/07/46	220	266,981
4.90%, 11/17/45	218	267,303
5.01%, 04/04/51 (Call 04/04/50)(b)	410	542,582
5.38%, 11/02/43	116	149,857
5.61%, 01/15/44	195	258,428
Wells Fargo Bank N.A., 6.60%, 01/15/38.	310	447,184
Westpac Banking Corp., 4.42%, 07/24/39	145	167,300
		19,929,613
Beverages — 1.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	398	474,707
4.90%, 02/01/46 (Call 08/01/45)	645	778,302
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	160	186,989
4.70%, 02/01/36 (Call 08/01/35)	80	95,575
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40 (Call 12/01/39)	195	223,101
4.38%, 04/15/38 (Call 10/15/37)	205	235,625
4.44%, 10/06/48 (Call 04/06/48)	206	234,788
4.50%, 06/01/50 (Call 12/01/49)	230	266,602
4.60%, 04/15/48 (Call 10/15/47)	278	322,552
4.60%, 06/01/60 (Call 12/01/59)	184	212,829
4.75%, 04/15/58 (Call 10/15/57)	185	217,902
5.45%, 01/23/39 (Call 07/23/38)	145	184,512
5.55%, 01/23/49 (Call 07/23/48)	285	373,606
5.80%, 01/23/59 (Call 07/23/58)	160	218,282
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	20	23,015
4.50%, 07/15/45 (Call 01/15/45)	87	109,055
Coca-Cola Co. (The)
2.50%, 06/01/40	181	172,821
2.50%, 03/15/51 (Call 09/15/50)	125	112,440
2.60%, 06/01/50	135	124,042
2.75%, 06/01/60	15	13,886
2.88%, 05/05/41	150	149,586
3.00%, 03/05/51	65	64,385
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	70	74,320
4.10%, 02/15/48 (Call 08/15/47)	45	50,173
4.50%, 05/09/47 (Call 11/09/46)	45	52,739
5.25%, 11/15/48 (Call 05/15/48)	25	32,285
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	55	62,893
5.88%, 09/30/36	95	133,312
Diageo Investment Corp.
4.25%, 05/11/42	82	97,429
7.45%, 04/15/35	10	15,613
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	160	162,200
Security	Par (000)	Value

Beverages (continued)
Heineken NV
4.00%, 10/01/42(a)	$10	$11,469
4.35%, 03/29/47 (Call 09/29/46)(a)	40	48,370
Keurig Dr Pepper Inc.
3.80%, 05/01/50 (Call 11/01/49)	70	75,055
4.42%, 12/15/46 (Call 06/15/46)	55	64,167
4.50%, 11/15/45 (Call 05/15/45)	90	106,148
4.99%, 05/25/38 (Call 11/25/37)	75	93,025
5.09%, 05/25/48 (Call 11/25/47)	58	74,377
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	184	195,875
5.00%, 05/01/42	100	118,733
PepsiCo Inc.
3.38%, 07/29/49 (Call 01/29/49)	95	101,259
3.45%, 10/06/46 (Call 04/06/46)	45	48,600
3.50%, 03/19/40 (Call 09/19/39)	160	178,501
3.60%, 08/13/42	80	88,992
3.63%, 03/19/50 (Call 09/19/49)	38	42,470
3.88%, 03/19/60 (Call 09/19/59)	135	158,287
4.00%, 03/05/42	65	76,486
4.00%, 05/02/47 (Call 11/02/46)	124	144,596
4.25%, 10/22/44 (Call 04/22/44)	100	119,955
4.45%, 04/14/46 (Call 10/14/45)	100	123,734
4.60%, 07/17/45 (Call 01/17/45)	50	63,096
		7,408,761
Biotechnology — 0.7%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	347	313,719
3.15%, 02/21/40 (Call 08/21/39)	215	217,640
3.38%, 02/21/50 (Call 08/21/49)	195	197,441
4.40%, 05/01/45 (Call 11/01/44)	120	140,238
4.66%, 06/15/51 (Call 12/15/50)	175	216,046
4.95%, 10/01/41	126	157,768
5.15%, 11/15/41 (Call 05/15/41)	111	142,334
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	104	134,888
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	150	140,435
3.25%, 02/15/51 (Call 08/15/50)(a)	239	226,350
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	62	70,278
4.15%, 03/01/47 (Call 09/01/46)	280	315,616
4.50%, 02/01/45 (Call 08/01/44)	150	176,536
4.60%, 09/01/35 (Call 03/01/35)	195	234,603
4.75%, 03/01/46 (Call 09/01/45)	213	259,926
4.80%, 04/01/44 (Call 10/01/43)	130	158,522
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)(a)	25	24,296
3.55%, 09/02/50 (Call 03/02/50)(a)	160	154,293
		3,280,929
Building Materials — 0.3%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	120	122,451
3.58%, 04/05/50 (Call 10/05/49)	160	163,389
Cemex SAB de CV, 3.88%, 07/11/31 (Call 07/11/26)(f)	200	200,528
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	40	47,876
4.63%, 07/02/44 (Call 01/02/44)	105	126,644
4.95%, 07/02/64 (Call 01/02/64)(g)	18	22,715
Lafarge SA, 7.13%, 07/15/36	25	36,285

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	$55	$62,552
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	30	28,570
4.50%, 05/15/47 (Call 11/15/46)	47	55,391
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	32	35,873
4.40%, 01/30/48 (Call 07/30/47)	50	57,042
7.00%, 12/01/36	20	28,092
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	40	47,467
4.70%, 03/01/48 (Call 09/01/47)	70	85,326
		1,120,201
Chemicals — 1.0%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	134	131,376
2.80%, 05/15/50 (Call 11/15/49)	115	109,881
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	45	54,419
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	25	31,566
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(f)	200	243,026
CF Industries Inc.
4.95%, 06/01/43	67	75,548
5.15%, 03/15/34	50	58,969
5.38%, 03/15/44	60	70,096
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	80	91,226
4.38%, 11/15/42 (Call 05/15/42)	177	204,708
4.63%, 10/01/44 (Call 04/01/44)	45	53,469
4.80%, 05/15/49 (Call 11/15/48)	130	159,951
5.25%, 11/15/41 (Call 05/15/41)	51	64,460
9.40%, 05/15/39	61	104,954
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	211	269,854
5.42%, 11/15/48 (Call 05/15/48)	155	206,861
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	94	111,836
4.80%, 09/01/42 (Call 03/01/42)	45	54,189
Ecolab Inc.
3.95%, 12/01/47 (Call 06/01/47)	97	112,654
5.50%, 12/08/41	45	60,837
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	60	70,664
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)(f)	40	51,158
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)	75	74,489
4.38%, 06/01/47 (Call 12/01/46)	70	79,844
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	80	88,993
Lubrizol Corp. (The), 6.50%, 10/01/34	15	21,472
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	103	124,488
5.25%, 07/15/43	88	110,058
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	30	30,278
3.63%, 04/01/51 (Call 10/01/50)	56	56,448
3.80%, 10/01/60 (Call 04/01/60)	30	29,921
4.20%, 10/15/49 (Call 04/15/49)	95	104,571
4.20%, 05/01/50 (Call 11/01/49)	60	65,935
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	71	81,715
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	20	20,247
Security	Par (000)	Value

Chemicals (continued)
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	$65	$74,639
5.63%, 11/15/43 (Call 05/15/43)	60	77,089
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	30	33,415
4.13%, 03/15/35 (Call 09/15/34)	55	62,008
4.90%, 06/01/43 (Call 12/01/42)	50	61,081
5.00%, 04/01/49 (Call 10/01/48)	25	31,925
5.25%, 01/15/45 (Call 07/15/44)	20	25,686
5.63%, 12/01/40	51	67,318
6.13%, 01/15/41 (Call 07/15/40)	60	82,882
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48 (Call 07/15/47)(f)	200	228,994
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	55	58,024
5.25%, 06/01/45 (Call 12/01/44)	15	17,957
Sherwin-Williams Co. (The)
3.30%, 05/15/50 (Call 11/15/49)	45	45,722
3.80%, 08/15/49 (Call 02/15/49)	30	32,757
4.00%, 12/15/42 (Call 06/15/42)	65	72,252
4.50%, 06/01/47 (Call 12/01/46)	115	138,526
4.55%, 08/01/45 (Call 02/01/45)	10	11,862
Valvoline Inc., 3.63%, 06/15/31 (Call 06/15/26)(a)	35	33,951
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	50	56,282
5.00%, 08/15/46 (Call 02/15/46)	66	80,265
		4,572,796
Commercial Services — 0.9%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	56	57,754
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	40	43,417
4.32%, 08/01/45	25	31,198
4.70%, 11/01/2111	25	33,740
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	32	43,945
DP World PLC, 6.85%, 07/02/37(a)	300	400,404
Duke University
Series 2020, 2.68%, 10/01/44	30	29,767
Series 2020, 2.76%, 10/01/50(d)	40	39,844
Series 2020, 2.83%, 10/01/55	40	39,914
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	55	55,046
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	95	108,596
5.63%, 03/15/42(a)	65	86,378
7.00%, 10/15/37(a)	160	233,629
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	35	32,307
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	50	47,798
George Washington University (The)
4.87%, 09/15/45	40	52,847
Series 2014, 4.30%, 09/15/44	20	24,193
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	50	60,111
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	45	43,743
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	5	7,054
Series B, 4.32%, 04/01/49 (Call 10/01/48)	46	56,421
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	155	171,089
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	50	61,490
Series A, 2.81%, 01/01/60 (Call 07/01/59)	30	29,080

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	$10	$9,397
3.65%, 05/01/48 (Call 11/01/47)	90	105,339
Massachusetts Institute of Technology
3.89%, 07/01/2116	50	58,231
3.96%, 07/01/38	25	29,394
4.68%, 07/01/2114	30	41,396
5.60%, 07/01/2111	55	90,015
Series F, 2.99%, 07/01/50 (Call 01/01/50)	10	10,594
Series G, 2.29%, 07/01/51 (Call 01/01/51)	70	63,808
Moody’s Corp.
3.25%, 05/20/50 (Call 11/20/49)	45	45,131
4.88%, 12/17/48 (Call 06/17/48)	50	63,435
5.25%, 07/15/44	51	66,711
Northeastern University, Series 2020, 2.89%, 10/01/50	55	54,317
Northwestern University
4.64%, 12/01/44	15	19,624
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	50	58,007
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	30	29,344
PayPal Holdings Inc., 3.25%, 06/01/50 (Call 12/01/49)	94	95,986
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	35	33,563
3.15%, 07/15/46 (Call 01/15/46)	35	37,794
4.88%, 10/15/40	115	153,631
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	15	14,147
S&P Global Inc., 3.25%, 12/01/49 (Call 06/01/49)	136	141,266
Trustees of Boston College, 3.13%, 07/01/52	75	76,558
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	50	59,763
Trustees of Princeton University (The)
5.70%, 03/01/39	65	92,839
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	40	38,439
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	30	32,239
4.67%, 09/01/2112	30	39,591
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	70	83,336
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	60	59,746
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	56	63,067
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	30	29,737
3.03%, 10/01/39	125	130,120
5.25%, 10/01/2111	45	66,518
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	40	47,204
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	75	76,814
5.50%, 06/15/45 (Call 12/15/44)	40	52,458
William Marsh Rice University, 3.57%, 05/15/45	65	74,565
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	113	105,356
		4,139,245
Computers — 1.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	50	46,709
2.40%, 08/20/50 (Call 06/20/50)	240	214,466
2.55%, 08/20/60 (Call 02/20/60)	75	66,161
2.65%, 05/11/50 (Call 11/11/49)	233	217,007
2.65%, 02/08/51 (Call 08/08/50)	150	140,268
3.45%, 02/09/45	200	215,548
Security	Par (000)	Value

Computers (continued)
3.85%, 05/04/43	$290	$331,038
3.85%, 08/04/46 (Call 02/04/46)	255	291,733
4.25%, 02/09/47 (Call 08/09/46)	130	157,370
4.38%, 05/13/45	266	327,385
4.50%, 02/23/36 (Call 08/23/35)	160	199,000
4.65%, 02/23/46 (Call 08/23/45)	275	350,751
Dell Inc.
5.40%, 09/10/40	25	28,659
6.50%, 04/15/38	35	44,019
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(a)	174	258,075
8.35%, 07/15/46 (Call 01/15/46)(a)	155	243,551
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	113	151,439
6.35%, 10/15/45 (Call 04/15/45)	145	191,921
HP Inc., 6.00%, 09/15/41	92	119,512
International Business Machines Corp.
4.00%, 06/20/42	255	287,808
4.25%, 05/15/49	110	128,028
4.70%, 02/19/46	130	162,618
5.60%, 11/30/39	95	127,857
Seagate HDD Cayman
3.38%, 07/15/31 (Call 01/15/26)(a)	40	38,050
5.75%, 12/01/34 (Call 06/01/34)	40	44,849
		4,383,822
Cosmetics & Personal Care — 0.1%
Avon Products Inc., 8.45%, 03/15/43	20	25,542
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	30	35,066
4.00%, 08/15/45	110	133,965
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	56	58,078
4.15%, 03/15/47 (Call 09/15/46)	10	11,979
4.38%, 06/15/45 (Call 12/15/44)	15	18,238
6.00%, 05/15/37	85	118,966
Procter & Gamble Co. (The)
3.55%, 03/25/40	35	39,858
3.60%, 03/25/50	25	29,194
Unilever Capital Corp., 5.90%, 11/15/32	111	151,342
		622,228
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	45	49,476
4.20%, 05/15/47 (Call 11/15/46)	60	70,891
4.60%, 06/15/45 (Call 12/15/44)	55	68,428
		188,795
Diversified Financial Services — 1.3%
Ally Financial Inc., 8.00%, 11/01/31	300	421,088
American Express Co., 4.05%, 12/03/42	212	245,697
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(a)	40	37,682
3.50%, 09/10/49 (Call 03/10/49)(a)	55	58,579
4.00%, 10/02/47 (Call 04/02/47)(a)	20	22,745
4.45%, 07/15/45(a)	35	41,917
5.00%, 06/15/44(a)	55	70,476
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	158	186,017
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	55	54,262
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	142	198,735
Credit Suisse USA Inc., 7.13%, 07/15/32	345	491,242

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	$200	$234,548
GE Capital International Funding Co. Unlimited Co., 4.42%,11/15/35	825	963,806
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	157	149,081
3.00%, 09/15/60 (Call 03/15/60)	195	178,515
4.25%, 09/21/48 (Call 03/21/48)	195	223,384
Invesco Finance PLC, 5.38%, 11/30/43	55	70,160
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)	15	14,869
6.25%, 01/15/36	90	118,650
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	50	65,153
Legg Mason Inc., 5.63%, 01/15/44	70	95,045
Mastercard Inc.
3.65%, 06/01/49 (Call 12/01/48)	150	167,032
3.80%, 11/21/46 (Call 05/21/46)	221	251,434
3.85%, 03/26/50 (Call 09/26/49)	75	86,468
Nasdaq Inc., 3.25%, 04/28/50 (Call 10/28/49)	64	61,656
Navient Corp., 5.63%, 08/01/33	55	53,008
Raymond James Financial Inc., 4.95%, 07/15/46	85	108,093
Visa Inc.
2.70%, 04/15/40 (Call 10/15/39)	97	96,761
4.15%, 12/14/35 (Call 06/14/35)	295	354,569
4.30%, 12/14/45 (Call 06/14/45)	397	489,958
Western Union Co. (The), 6.20%, 11/17/36	96	118,623
		5,729,253
Electric — 6.0%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	125	180,056
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	35	38,329
3.80%, 06/15/49 (Call 12/15/48)	55	61,205
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	115	122,501
4.15%, 08/15/44 (Call 02/15/44)	50	58,345
4.30%, 01/02/46 (Call 07/02/45)	15	17,783
6.00%, 03/01/39	80	111,982
Series A, 4.30%, 07/15/48 (Call 01/15/48)	82	98,998
Series B, 3.70%, 12/01/47 (Call 06/01/47)	85	93,429
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	65	72,286
4.15%, 03/15/46 (Call 09/15/45)	80	94,118
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	55	52,773
Appalachian Power Co.
7.00%, 04/01/38	101	148,030
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	40	47,308
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	65	66,891
3.50%, 12/01/49 (Call 06/01/49)	55	57,734
3.75%, 05/15/46 (Call 11/15/45)	65	70,790
4.20%, 08/15/48 (Call 02/15/48)	30	34,920
4.35%, 11/15/45 (Call 05/15/45)	40	47,044
4.50%, 04/01/42 (Call 10/01/41)	41	48,727
5.05%, 09/01/41 (Call 03/01/41)	25	31,647
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	70	83,857
Baltimore Gas & Electric Co.
3.75%, 08/15/47 (Call 02/15/47)	155	172,137
4.25%, 09/15/48 (Call 03/15/48)	10	11,907
Security	Par (000)	Value

Electric (continued)
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	$65	$75,605
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	130	142,130
4.25%, 10/15/50 (Call 04/15/50)	85	100,585
4.45%, 01/15/49 (Call 07/15/48)	113	136,349
4.50%, 02/01/45 (Call 08/01/44)	83	98,650
5.15%, 11/15/43 (Call 05/15/43)	85	108,555
6.13%, 04/01/36	181	248,202
Black Hills Corp.
4.20%, 09/15/46 (Call 03/15/46)	20	21,668
4.35%, 05/01/33 (Call 02/01/33)	145	166,324
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	54,398
3.95%, 03/01/48 (Call 09/01/47)	90	103,405
4.50%, 04/01/44 (Call 10/01/43)	110	136,504
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	15	18,080
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	15	14,561
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	20	23,088
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	100	121,186
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(d)(f)	183	207,789
Comision Federal de Electricidad, 4.68%, 02/09/51 (Call 08/09/50)(f)	400	378,700
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	75	82,344
3.70%, 03/01/45 (Call 09/01/44)	15	16,542
4.00%, 03/01/49 (Call 09/01/48)	40	46,157
4.35%, 11/15/45 (Call 05/15/45)	50	60,028
4.70%, 01/15/44 (Call 07/15/43)	60	74,783
5.90%, 03/15/36	25	34,367
6.45%, 01/15/38	30	43,185
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	40	44,584
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	60	60,826
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	90	108,324
Series A, 4.15%, 06/01/45 (Call 12/01/44)	15	17,739
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	50	54,081
3.95%, 03/01/43 (Call 09/01/42)	40	43,816
4.45%, 03/15/44 (Call 09/15/43)	80	93,698
4.50%, 12/01/45 (Call 06/01/45)	105	124,132
4.50%, 05/15/58 (Call 11/15/57)	60	70,802
4.63%, 12/01/54 (Call 06/01/54)	120	144,888
5.70%, 06/15/40	15	19,898
Series 06-A, 5.85%, 03/15/36.	30	39,800
Series 07-A, 6.30%, 08/15/37.	25	34,346
Series 08-B, 6.75%, 04/01/38.	110	159,472
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	110	119,228
Series C, 4.00%, 11/15/57 (Call 05/15/57)	95	103,773
Series C, 4.30%, 12/01/56 (Call 06/01/56)	35	39,968
Series E, 4.65%, 12/01/48 (Call 06/01/48)	70	84,933
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	40	34,675
3.10%, 08/15/50 (Call 02/15/50)	56	56,888
4.05%, 05/15/48 (Call 11/15/47)	105	123,565
4.35%, 04/15/49 (Call 10/15/48)	60	74,243
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	60	64,355

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc.
7.00%, 06/15/38	$60	$87,520
Series A, 4.60%, 03/15/49 (Call 09/15/48)	75	91,203
Series B, 5.95%, 06/15/35	120	160,340
Series C, 4.05%, 09/15/42 (Call 03/15/42)	105	116,539
Series C, 4.90%, 08/01/41 (Call 02/01/41)	60	73,837
Series E, 6.30%, 03/15/33	25	33,312
Series F, 5.25%, 08/01/33	50	61,987
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	30	37,453
5.10%, 06/01/65 (Call 12/01/64)	70	97,305
5.30%, 05/15/33	66	84,832
5.45%, 02/01/41 (Call 08/01/40)	25	33,393
6.05%, 01/15/38	56	78,134
6.63%, 02/01/32	60	83,180
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	90	87,905
3.70%, 03/15/45 (Call 09/15/44)	55	60,648
3.70%, 06/01/46 (Call 12/01/45)	15	16,421
3.75%, 08/15/47 (Call 02/15/47)	35	38,975
3.95%, 03/01/49 (Call 09/01/48)	55	63,968
4.30%, 07/01/44 (Call 01/01/44)	30	35,576
Series A, 4.00%, 04/01/43 (Call 10/01/42)	25	28,597
Series A, 4.05%, 05/15/48 (Call 11/15/47)	65	76,062
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	90	91,248
3.70%, 12/01/47 (Call 06/01/47)	75	82,390
3.75%, 06/01/45 (Call 12/01/44)	50	55,125
3.88%, 03/15/46 (Call 09/15/45)	65	72,903
3.95%, 03/15/48 (Call 09/15/47)	45	51,062
4.25%, 12/15/41 (Call 06/15/41)	40	47,008
6.00%, 01/15/38	30	41,798
6.10%, 06/01/37	23	31,614
6.45%, 10/15/32	10	13,636
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	215	223,406
3.95%, 08/15/47 (Call 02/15/47)	90	96,337
4.20%, 06/15/49 (Call 12/15/48)	30	33,423
4.80%, 12/15/45 (Call 06/15/45)	70	83,427
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	50	52,512
3.85%, 11/15/42 (Call 05/15/42)	25	28,132
5.65%, 04/01/40	15	20,685
6.35%, 09/15/37	45	65,001
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	40	43,657
6.12%, 10/15/35	60	81,122
6.35%, 08/15/38	35	50,299
6.45%, 04/01/39	45	65,182
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	70	71,572
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	20	21,742
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	55	59,164
3.70%, 10/15/46 (Call 04/15/46)	50	54,625
4.10%, 05/15/42 (Call 11/15/41)	35	40,237
4.10%, 03/15/43 (Call 09/15/42)	75	86,429
4.15%, 12/01/44 (Call 06/01/44)	80	93,034
4.20%, 08/15/45 (Call 02/15/45)	90	105,424
4.38%, 03/30/44 (Call 09/30/43)	25	29,890
6.30%, 04/01/38	75	106,673
Security	Par (000)	Value

Electric (continued)
E.ON International Finance BV, 6.65%, 04/30/38(a)	$90	$128,569
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	10	11,606
6.00%, 05/15/35	26	34,291
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	70	83,001
4.88%, 01/22/44(a)	220	271,115
4.95%, 10/13/45 (Call 04/13/45)(a)	95	118,629
5.00%, 09/21/48 (Call 03/21/48)(a)	90	114,287
5.25%, 10/13/55 (Call 04/13/55)(a)	65	85,225
5.60%, 01/27/40(a)	5	6,571
6.00%, 01/22/2114(a)	100	137,432
6.95%, 01/26/39(a)	130	191,277
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	146	167,897
Enel Finance International NV
4.75%, 05/25/47(a)	35	42,132
6.00%, 10/07/39(a)	115	155,641
6.80%, 09/15/37(a)	115	164,725
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	60	54,962
4.20%, 04/01/49 (Call 10/01/48)	75	88,328
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	15	15,761
Entergy Louisiana LLC
3.10%, 06/15/41 (Call 12/15/40)	50	51,292
4.00%, 03/15/33 (Call 12/15/32)	89	102,936
4.20%, 09/01/48 (Call 03/01/48)	100	118,236
4.95%, 01/15/45 (Call 01/15/25)	50	54,938
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	24	26,677
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	50	51,826
4.50%, 03/30/39 (Call 09/30/38)	60	69,699
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	75	79,338
4.10%, 04/01/43 (Call 10/01/42)	90	103,501
4.13%, 03/01/42 (Call 09/01/41)	56	64,314
4.25%, 12/01/45 (Call 06/01/45)	25	29,231
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	45	52,510
4.20%, 03/15/48 (Call 09/15/47)	15	17,596
5.30%, 10/01/41 (Call 04/01/41)	40	51,493
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	35	35,761
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	85	99,511
4.70%, 04/15/50 (Call 10/15/49)	140	170,043
5.10%, 06/15/45 (Call 12/15/44)	65	82,317
5.63%, 06/15/35	80	103,749
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	85	96,321
5.75%, 10/01/41 (Call 04/01/41)	20	22,805
6.25%, 10/01/39	128	152,868
FirstEnergy Corp.
Series C, 5.35%, 07/15/47 (Call 01/15/47)	100	115,772
Series C, 7.38%, 11/15/31	140	186,442
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	25	27,899
5.45%, 07/15/44 (Call 01/15/44)(a)	75	90,871
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	35	39,535
3.80%, 12/15/42 (Call 06/15/42)	10	11,449
3.95%, 03/01/48 (Call 09/01/47)	55	64,247

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.99%, 03/01/49 (Call 09/01/48)	$80	$94,319
4.05%, 06/01/42 (Call 12/01/41)	85	100,041
4.05%, 10/01/44 (Call 04/01/44)	50	59,221
4.13%, 02/01/42 (Call 08/01/41)	40	47,580
4.13%, 06/01/48 (Call 12/01/47)	85	101,942
5.25%, 02/01/41 (Call 08/01/40)	25	33,599
5.63%, 04/01/34	65	86,830
5.69%, 03/01/40	45	62,921
5.95%, 02/01/38	75	104,855
5.96%, 04/01/39	75	106,495
Georgia Power Co.
4.30%, 03/15/42	135	155,632
Series 10-C, 4.75%, 09/01/40.	50	60,328
Series B, 3.70%, 01/30/50 (Call 07/30/49)	80	85,036
Great River Energy, 6.25%, 07/01/38(a)	39	47,536
Iberdrola International BV, 6.75%, 07/15/36	50	75,132
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46 (Call 09/15/45)	221	266,911
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(a)	71	79,353
Infraestructura Energetica Nova SAB de CV, 4.75%, 01/15/51 (Call 07/15/50)(f)	200	197,636
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	35	36,706
3.70%, 09/15/46 (Call 03/15/46)	35	37,771
6.25%, 07/15/39	40	55,597
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	40	50,587
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	9	10,307
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	165	209,603
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	25	27,060
5.90%, 11/15/39(a)	80	108,462
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(f)	155	174,724
MidAmerican Energy Co.
3.65%, 08/01/48 (Call 02/01/48)	65	71,538
3.95%, 08/01/47 (Call 02/01/47)	90	103,352
4.25%, 05/01/46 (Call 11/01/45)	65	77,786
4.25%, 07/15/49 (Call 01/15/49)	85	102,994
Minejesa Capital BV, 5.63%, 08/10/37(f)	200	207,752
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	55	69,658
National Grid USA, 5.80%, 04/01/35	25	30,677
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	45	54,622
4.40%, 11/01/48 (Call 05/01/48)	55	67,402
Nevada Power Co., Series R, 6.75%, 07/01/37	35	50,182
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)	44	46,750
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)	85	80,160
4.12%, 11/28/42(a)	50	55,466
4.28%, 10/01/34 (Call 04/01/34)(a)	70	80,808
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	81	87,005
3.60%, 05/15/46 (Call 11/15/45)	90	98,930
4.00%, 08/15/45 (Call 02/15/45)	15	17,456
4.13%, 05/15/44 (Call 11/15/43)	90	105,961
5.35%, 11/01/39	65	86,439
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	50	56,486
Security	Par (000)	Value

Electric (continued)
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	$45	$54,159
5.50%, 03/15/40	10	13,372
Oglethorpe Power Corp.
5.38%, 11/01/40	50	60,948
5.95%, 11/01/39	137	177,390
Ohio Edison Co., 6.88%, 07/15/36	30	41,333
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	170	193,902
4.15%, 04/01/48 (Call 10/01/47)	60	69,704
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	50	54,740
4.15%, 04/01/47 (Call 10/01/46)	15	17,172
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	65	65,817
3.75%, 04/01/45 (Call 10/01/44)	55	61,223
3.80%, 09/30/47 (Call 03/30/47)	25	28,081
3.80%, 06/01/49 (Call 12/01/48)	90	102,152
5.30%, 06/01/42 (Call 12/01/41)	115	152,910
7.25%, 01/15/33	55	80,666
7.50%, 09/01/38	30	47,847
Pacific Gas & Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	160	138,709
3.75%, 08/15/42 (Call 02/15/42)	40	35,523
3.95%, 12/01/47 (Call 06/01/47)	200	179,734
4.00%, 12/01/46 (Call 06/01/46)	5	4,489
4.25%, 03/15/46 (Call 09/15/45)	5	4,645
4.30%, 03/15/45 (Call 09/15/44)	20	18,719
4.50%, 07/01/40 (Call 01/01/40)	275	269,904
4.60%, 06/15/43 (Call 12/15/42)	20	19,582
4.75%, 02/15/44 (Call 08/15/43)	245	243,042
4.95%, 07/01/50 (Call 01/01/50)	85	86,273
PacifiCorp
3.30%, 03/15/51 (Call 09/15/50)	80	81,673
4.10%, 02/01/42 (Call 08/01/41)	90	103,523
4.13%, 01/15/49 (Call 07/15/48)	35	40,438
5.75%, 04/01/37	50	67,007
6.00%, 01/15/39	140	194,212
6.10%, 08/01/36	45	62,158
6.25%, 10/15/37	65	91,146
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	30	30,033
3.70%, 09/15/47 (Call 03/15/47)	30	33,388
Perusahaan Listrik Negara PT, 4.88%, 07/17/49(f)	200	213,258
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.15%, 05/21/48(f)	200	246,828
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	75	87,427
6.50%, 11/15/37	45	65,381
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	65	71,538
4.70%, 06/01/43 (Call 12/01/42)	45	53,582
5.00%, 03/15/44 (Call 09/15/43)	90	111,540
PPL Electric Utilities Corp.
4.13%, 06/15/44 (Call 12/15/43)	40	46,248
4.15%, 10/01/45 (Call 04/01/45)	35	40,708
4.75%, 07/15/43 (Call 01/15/43)	50	62,656
Progress Energy Inc.
6.00%, 12/01/39	50	67,131
7.00%, 10/30/31	25	34,118

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	$50	$54,977
4.05%, 09/15/49 (Call 03/15/49)	45	52,872
4.10%, 06/15/48 (Call 12/15/47)	30	35,243
4.30%, 03/15/44 (Call 09/15/43)	25	29,870
6.50%, 08/01/38	45	66,116
Series 17, 6.25%, 09/01/37	41	58,608
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	30	31,199
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	85	93,003
Public Service Electric & Gas Co.
3.20%, 08/01/49 (Call 02/01/49)	60	62,240
3.60%, 12/01/47 (Call 06/01/47)	75	82,373
3.80%, 03/01/46 (Call 09/01/45)	85	96,801
3.85%, 05/01/49 (Call 11/01/48)	65	74,339
3.95%, 05/01/42 (Call 11/01/41)	75	86,274
4.05%, 05/01/48 (Call 11/01/47)	40	47,194
5.80%, 05/01/37	55	74,314
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	50	51,290
4.22%, 06/15/48 (Call 12/15/47)	53	62,719
4.30%, 05/20/45 (Call 11/20/44)	25	29,693
5.64%, 04/15/41 (Call 10/15/40)	36	48,688
5.76%, 10/01/39	35	47,781
5.80%, 03/15/40	10	13,634
6.27%, 03/15/37	45	61,876
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	90	105,586
4.50%, 08/15/40	105	126,361
6.00%, 06/01/39	30	41,553
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	75	77,239
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	238,652
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	80	87,318
4.00%, 02/01/48 (Call 08/01/47)	81	87,877
6.00%, 10/15/39	55	74,693
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	175	172,095
4.00%, 04/01/47 (Call 10/01/46)	185	189,488
4.05%, 03/15/42 (Call 09/15/41)	86	90,254
4.50%, 09/01/40 (Call 03/01/40)	40	44,766
6.00%, 01/15/34	55	71,559
6.05%, 03/15/39	105	137,148
Series 05-E, 5.35%, 07/15/35.	85	105,710
Series 08-A, 5.95%, 02/01/38.	111	142,696
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	65	66,546
Series C, 3.60%, 02/01/45 (Call 08/01/44)	80	78,716
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	125	143,451
4.40%, 07/01/46 (Call 01/01/46)	129	147,852
Southern Power Co., 5.15%, 09/15/41	55	64,580
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	95	101,762
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	35	36,131
3.70%, 08/15/47 (Call 02/15/47)	35	37,981
3.75%, 06/15/49 (Call 12/15/48)	15	16,671
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	25	30,214
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	25	25,304
Security	Par (000)	Value

Electric (continued)
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(f)	$200	$221,030
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)	200	237,328
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	40	43,203
4.30%, 06/15/48 (Call 12/15/47)	33	39,142
4.35%, 05/15/44 (Call 11/15/43)	54	63,398
Toledo Edison Co. (The), 6.15%, 05/15/37	51	68,357
TransAlta Corp., 6.50%, 03/15/40	25	28,615
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	20	26,603
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	20	19,871
4.00%, 06/15/50 (Call 12/15/49)	45	50,484
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	30	30,926
3.65%, 04/15/45 (Call 10/15/44)	55	60,177
3.90%, 09/15/42 (Call 03/15/42)	75	83,401
5.30%, 08/01/37	35	44,584
8.45%, 03/15/39	26	43,877
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	85	96,688
4.45%, 02/15/44 (Call 08/15/43)	55	66,307
Series B, 3.80%, 09/15/47 (Call 03/15/47)	30	33,340
Series B, 6.00%, 01/15/36	85	115,906
Series C, 4.00%, 11/15/46 (Call 05/15/46)	100	114,056
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	20	24,072
5.70%, 12/01/36	30	40,155
Wisconsin Power & Light Co., 6.38%, 08/15/37	45	62,649
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	25	25,841
3.67%, 12/01/42	35	37,860
4.75%, 11/01/44 (Call 05/01/44)	30	37,491
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	50	51,940
6.50%, 07/01/36	60	85,606
		27,254,437
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.75%, 10/15/50 (Call 04/15/50)	60	57,523

Electronics — 0.1%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)	25	24,810
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	50	57,823
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)	120	118,314
3.81%, 11/21/47 (Call 05/21/47)	25	28,828
5.38%, 03/01/41	40	53,956
5.70%, 03/15/36	50	67,010
5.70%, 03/15/37	26	34,888
		385,629
Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	74	84,941

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 5.63%, 05/18/36 (Call 05/18/35)(f)	200	214,000
Bioceanico Sovereign Certificate Ltd.,0.00% 06/05/34(e)(f)	148	108,986

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
Mexico City Airport Trust, 5.50%, 10/31/46 (Call 04/30/46)(f)	$200	$198,576
		521,562
Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	110	108,029
6.20%, 03/01/40	35	48,744
Waste Management Inc.
2.95%, 06/01/41 (Call 12/01/40)	125	124,540
4.15%, 07/15/49 (Call 01/15/49)	45	53,577
		334,890
Food — 1.2%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	60	56,802
4.80%, 03/15/48 (Call 09/15/47)	90	108,202
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	173	214,506
5.40%, 11/01/48 (Call 05/01/48)	70	90,574
General Mills Inc., 3.00%, 02/01/51 (Call 08/01/50)(a)(d)	215	208,367
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(f)	200	227,222
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	105	99,755
3.13%, 11/15/49 (Call 05/15/49)	51	52,482
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	200	200,016
Ingredion Inc., 3.90%, 06/01/50 (Call 12/01/49)	15	16,316
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.,
3.75%, 12/01/31 (Call 12/01/26)(a)	15	15,205
JM Smucker Co. (The)
4.25%, 03/15/35	99	113,453
4.38%, 03/15/45	61	70,529
Kellogg Co., 4.50%, 04/01/46	70	83,873
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40.	87	117,119
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	235	251,927
4.63%, 10/01/39 (Call 04/01/39)	36	40,332
4.88%, 10/01/49 (Call 04/01/49)	115	131,967
5.00%, 07/15/35 (Call 01/15/35)	75	88,702
5.00%, 06/04/42	170	197,871
5.20%, 07/15/45 (Call 01/15/45)	155	184,765
5.50%, 06/01/50 (Call 12/01/49)	60	74,571
6.50%, 02/09/40	70	93,740
6.75%, 03/15/32	50	65,841
6.88%, 01/26/39	70	96,429
7.13%, 08/01/39(a)	65	92,098
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	70	74,297
3.95%, 01/15/50 (Call 07/15/49)	70	76,372
4.45%, 02/01/47 (Call 08/01/46)	60	68,575
4.65%, 01/15/48 (Call 07/15/47)	55	64,721
5.00%, 04/15/42 (Call 10/15/41)	15	18,415
5.15%, 08/01/43 (Call 02/01/43)	35	43,908
5.40%, 07/15/40 (Call 01/15/40)	65	82,937
5.40%, 01/15/49 (Call 07/15/48)	25	32,693
6.90%, 04/15/38	26	37,365
Mars Inc.
3.60%, 04/01/34 (Call 01/01/34)(a)	80	89,622
3.88%, 04/01/39 (Call 10/01/38)(a)	10	11,321
3.95%, 04/01/44 (Call 10/01/43)(a)	45	50,779
3.95%, 04/01/49 (Call 10/01/48)(a)	90	104,109
4.13%, 04/01/54 (Call 10/01/53)(a)	43	51,024
Security	Par (000)	Value

Food (continued)
4.20%, 04/01/59 (Call 10/01/58)(a)	$125	$148,600
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	71	82,343
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	50	44,574
Nestle Holdings Inc., 3.90%, 09/24/38 (Call 03/24/38)(a)	280	325,371
Post Holdings Inc., 4.50%, 09/15/31 (Call 09/15/26)(a)	150	148,276
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	70	80,586
4.85%, 10/01/45 (Call 04/01/45)	53	63,798
6.60%, 04/01/40 (Call 10/01/39)	50	72,091
6.60%, 04/01/50 (Call 10/01/49)	170	256,561
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	85	101,144
4.88%, 08/15/34 (Call 02/15/34)	75	92,236
5.10%, 09/28/48 (Call 03/28/48)	65	83,795
5.15%, 08/15/44 (Call 02/15/44)	70	88,442
		5,386,619
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49 (Call 10/30/48)(f)	200	236,684
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	87	103,708
4.40%, 08/15/47 (Call 02/15/47)	99	118,243
4.80%, 06/15/44 (Call 12/15/43)	55	67,844
5.15%, 05/15/46 (Call 11/15/45)	55	70,752
6.00%, 11/15/41 (Call 05/15/41)	30	41,399
7.30%, 11/15/39	56	85,668
		724,298
Gas — 0.4%
APT Pipelines Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	10	12,006
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	35	36,170
4.13%, 10/15/44 (Call 04/15/44)	40	45,588
4.13%, 03/15/49 (Call 09/15/48)	15	17,403
4.15%, 01/15/43 (Call 07/15/42)	55	62,161
4.30%, 10/01/48 (Call 04/01/48)	40	47,072
5.50%, 06/15/41 (Call 12/15/40)	75	97,778
Boston Gas Co., 4.49%, 02/15/42(a)	10	11,670
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	98	110,125
4.50%, 03/10/46 (Call 09/10/45)(a)	50	57,932
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	86	93,477
5.85%, 01/15/41 (Call 07/15/40)	10	13,181
Eastern Energy Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	105	123,496
Series C, 3.90%, 11/15/49 (Call 05/15/49)	41	43,219
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	40	53,347
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	100	116,472
4.80%, 02/15/44 (Call 08/15/43)	100	120,657
5.25%, 02/15/43 (Call 08/15/42)	40	50,500
5.65%, 02/01/45 (Call 08/01/44)	105	139,848
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	10	11,631
4.66%, 02/01/44 (Call 08/01/43)	100	118,590
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	15	14,952
3.64%, 11/01/46 (Call 05/01/46)	25	26,130

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	$50	$54,834
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	35	40,169
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	59	67,832
4.40%, 05/30/47 (Call 11/30/46)	70	79,976
5.88%, 03/15/41 (Call 09/15/40)	51	69,549
Southwest Gas Corp., 3.80%, 09/29/46 (Call 03/29/46)	95	99,321
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	47	51,015
Series K, 3.80%, 09/15/46 (Call 03/15/46)	50	55,186
		1,941,287
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	45	45,875
4.10%, 03/01/48 (Call 09/01/47)	45	53,231
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	91	85,136
4.85%, 11/15/48 (Call 05/15/48)	50	64,801
5.20%, 09/01/40	25	32,264
		281,307
Health Care - Products — 0.6%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	169	212,999
4.75%, 04/15/43 (Call 10/15/42)	140	180,660
4.90%, 11/30/46 (Call 05/30/46)	185	245,628
5.30%, 05/27/40	90	122,009
6.15%, 11/30/37	78	113,411
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	50	53,718
Boston Scientific Corp.
4.70%, 03/01/49 (Call 09/01/48)	109	135,036
7.38%, 01/15/40	80	123,603
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	10	12,042
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	170	176,866
3.40%, 11/15/49 (Call 05/15/49)	97	101,775
Koninklijke Philips NV
5.00%, 03/15/42	110	143,738
6.88%, 03/11/38	30	45,198
Medtronic Inc.
4.38%, 03/15/35	265	324,156
4.63%, 03/15/45	155	196,646
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	25	23,966
4.10%, 04/01/43 (Call 10/01/42)	20	22,744
4.38%, 05/15/44 (Call 11/15/43)	100	118,875
4.63%, 03/15/46 (Call 09/15/45)	65	80,709
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	81	94,386
5.30%, 02/01/44 (Call 08/01/43)	70	93,885
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 02/15/45)	90	102,998
		2,725,048
Health Care - Services — 2.0%
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	40	42,312
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	57	60,784
4.27%, 08/15/48 (Call 02/15/48)	51	62,028
Security	Par (000)	Value

Health Care - Services (continued)
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	$25	$24,796
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	65	69,976
4.13%, 11/15/42 (Call 05/15/42)	25	27,801
4.50%, 05/15/42 (Call 11/15/41)	75	87,466
4.75%, 03/15/44 (Call 09/15/43)	45	53,922
6.63%, 06/15/36	61	87,368
6.75%, 12/15/37	65	93,955
AHS Hospital Corp., 5.02%, 07/01/45	30	39,896
Allina Health System, Series 2019, 3.89%, 04/15/49	35	39,248
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	153	179,486
4.63%, 05/15/42	145	173,925
4.65%, 01/15/43	85	102,369
4.65%, 08/15/44 (Call 02/15/44)	155	187,206
5.10%, 01/15/44	116	147,775
5.95%, 12/15/34	50	68,414
Ascension Health
3.95%, 11/15/46	145	171,660
4.85%, 11/15/53	57	76,972
Series B, 3.11%, 11/15/39 (Call 05/15/39)	15	15,678
Banner Health
2.91%, 01/01/51 (Call 07/01/50)	30	28,547
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	50	50,981
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	90	104,074
Baylor Scott & White Holdings
4.19%, 11/15/45 (Call 05/15/45)	70	83,337
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	110	106,076
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	25	30,695
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	30	27,379
City of Hope
Series 2013, 5.62%, 11/15/43.	35	48,047
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	30	35,970
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	177	191,944
4.19%, 10/01/49 (Call 04/01/49)	81	89,142
4.35%, 11/01/42	40	45,529
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	25	26,087
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	20	22,665
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	35	40,792
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	30	35,995
4.50%, 07/01/57 (Call 01/01/57)	45	57,009
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	58	55,116
HCA Inc.
5.13%, 06/15/39 (Call 12/15/38)	165	201,645
5.25%, 06/15/49 (Call 12/15/48)	120	148,667
5.50%, 06/15/47 (Call 12/15/46)	165	208,004
7.50%, 11/06/33	25	34,233
7.50%, 11/15/95	15	20,548
Health Care Service Corp. A Mutual Legal Reserve Co.,
3.20%, 06/01/50 (Call 12/01/49)(a)	80	80,247
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	45	49,136
4.63%, 12/01/42 (Call 06/01/42)	41	48,756

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.80%, 03/15/47 (Call 09/15/46)	$55	$66,863
4.95%, 10/01/44 (Call 04/01/44)	25	30,737
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	30	36,399
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	35	41,371
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	35	38,051
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	55	60,048
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	130	149,400
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	154	186,181
4.88%, 04/01/42	70	92,338
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	40	42,087
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	78	91,503
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	10	11,862
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	20	22,421
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	35	35,909
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	10	10,535
Mayo Clinic
3.77%, 11/15/43	55	62,404
Series 2016, 4.13%, 11/15/52.	20	24,707
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	70	85,009
MedStar Health Inc., Series 20A, 3.63%, 08/15/49.	35	37,341
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	30	31,906
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	110	134,654
5.00%, 07/01/42	60	79,696
Montefiore Obligated Group
4.29%, 09/01/50	100	104,051
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	25	29,130
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	70	77,940
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	10	10,607
New York and Presbyterian Hospital (The)
2.61%, 08/01/60 (Call 02/01/60)	5	4,448
4.02%, 08/01/45	125	149,267
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	130	142,321
4.26%, 11/01/47 (Call 11/01/46)	10	11,385
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	40	40,338
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	5	5,098
4.09%, 10/01/48 (Call 04/01/48)	70	81,143
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	25	32,253
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	59	67,476
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	105	108,421
4.70%, 03/30/45 (Call 09/30/44)	30	35,728
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	50	52,730
3.95%, 07/01/46 (Call 07/01/45)	60	68,081
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	15	13,873
Security	Par (000)	Value

Health Care - Services (continued)
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	$30	$31,956
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	43	49,480
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	51	59,010
Tenet Healthcare Corp., 6.88%, 11/15/31	35	39,210
Texas Health Resources, 4.33%, 11/15/55	30	37,696
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	105	124,695
6.02%, 11/15/48	30	36,772
Trinity Health Corp., Series 2019, 3.43%, 12/01/48	50	53,047
UnitedHealth Group Inc.
2.90%, 05/15/50 (Call 11/15/49)	110	106,631
3.50%, 08/15/39 (Call 02/15/39)	90	97,623
3.70%, 08/15/49 (Call 02/15/49)	115	127,028
3.75%, 10/15/47 (Call 04/15/47)	57	63,137
3.88%, 08/15/59 (Call 02/15/59)	125	142,402
3.95%, 10/15/42 (Call 04/15/42)	45	51,858
4.20%, 01/15/47 (Call 07/15/46)	30	35,368
4.25%, 03/15/43 (Call 09/15/42)	68	80,675
4.25%, 04/15/47 (Call 10/15/46)	80	95,473
4.25%, 06/15/48 (Call 12/15/47)	125	150,015
4.38%, 03/15/42 (Call 09/15/41)	80	96,721
4.45%, 12/15/48 (Call 06/15/48)	50	61,822
4.63%, 07/15/35	181	224,561
4.63%, 11/15/41 (Call 05/15/41)	100	124,410
4.75%, 07/15/45	172	219,130
5.80%, 03/15/36	54	75,051
5.95%, 02/15/41 (Call 08/15/40)	10	14,154
6.50%, 06/15/37	40	58,515
6.63%, 11/15/37	35	52,195
6.88%, 02/15/38	188	286,110
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	79	98,729
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	40	37,965
		8,820,809
Holding Companies - Diversified — 0.2%
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)	110	164,870
MDGH-GMTN BV, 3.95%, 05/21/50 (Call 11/21/49)(f)	200	220,002
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(d)(f)	200	192,330
Temasek Financial I Ltd., 2.25%, 04/06/51 (Call 10/06/50)(a)	250	231,800
		809,002
Home Builders — 0.1%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	100	127,096
PulteGroup Inc.
6.00%, 02/15/35	80	102,605
6.38%, 05/15/33	105	136,846
		366,547
Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	111	128,730

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	30	33,864
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	100	104,960
3.90%, 05/04/47 (Call 11/04/46)	65	76,123
5.30%, 03/01/41	30	40,103

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
6.63%, 08/01/37	$25	$37,885
		292,935
Housewares — 0.0%
Newell Brands Inc.
5.88%, 04/01/36 (Call 10/01/35)	60	74,477
6.00%, 04/01/46 (Call 10/01/45)	30	38,056
		112,533
Insurance — 2.7%
Aflac Inc., 4.75%, 01/15/49 (Call 07/15/48)	95	120,108
AIA Group Ltd., 3.20%, 09/16/40 (Call 03/16/40)(a)	235	234,779
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)	110	154,563
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	15	18,112
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	10	11,439
4.20%, 12/15/46 (Call 06/15/46)	90	107,293
4.50%, 06/15/43	65	79,878
5.35%, 06/01/33	57	72,905
5.55%, 05/09/35	75	101,197
5.95%, 04/01/36	10	13,670
6.50%, 05/15/67 (Call 05/15/37)(b)	35	45,174
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	45	51,448
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	200	221,824
4.38%, 01/15/55 (Call 07/15/54)	81	93,256
4.50%, 07/16/44 (Call 01/16/44)	200	233,768
4.70%, 07/10/35 (Call 01/10/35)	81	96,682
4.75%, 04/01/48 (Call 10/01/47)	140	170,444
4.80%, 07/10/45 (Call 01/10/45)	55	66,511
8.18%, 05/15/68 (Call 05/15/38)(b)	50	72,712
Aon Corp., 6.25%, 09/30/40	40	56,363
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	40	48,747
4.75%, 05/15/45 (Call 11/15/44)	44	55,202
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	65	81,814
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	45	46,922
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	65	81,680
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (Call 04/15/50)	120	114,307
4.20%, 08/15/48 (Call 02/15/48)	123	145,909
4.25%, 01/15/49 (Call 07/15/48)	131	156,690
4.30%, 05/15/43	45	54,490
4.40%, 05/15/42	130	159,518
5.75%, 01/15/40	153	216,314
Berkshire Hathaway Inc., 4.50%, 02/11/43	82	102,536
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	62	67,084
Chubb Corp. (The)
6.00%, 05/11/37	16	22,608
Series 1, 6.50%, 05/15/38	20	29,737
Chubb INA Holdings Inc.
4.15%, 03/13/43	25	29,524
4.35%, 11/03/45 (Call 05/03/45)	15	18,372
6.70%, 05/15/36	25	37,252
Cincinnati Financial Corp., 6.13%, 11/01/34	55	74,451
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	185	228,120
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	15	18,320
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(b)	80	98,412
Security	Par (000)	Value

Insurance (continued)
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(a)(b)	$35	$38,955
Genworth Holdings Inc., 6.50%, 06/15/34	35	34,480
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	35	42,721
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	45	51,921
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)	15	14,860
4.85%, 01/24/77(a)	105	126,670
4.88%, 06/19/64(a)	10	12,259
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	25	28,704
4.40%, 03/15/48 (Call 09/15/47)	75	88,544
5.95%, 10/15/36	40	53,619
6.10%, 10/01/41	65	90,287
High Street Funding Trust II, 4.68%, 02/15/48 (Call 11/15/47)(a)	10	11,595
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	110	116,515
3.95%, 05/15/60 (Call 11/15/59)(a)	70	72,776
4.30%, 02/01/61 (Call 02/01/26)(a)	75	67,382
7.80%, 03/07/87(a)	30	39,041
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	50	57,234
4.38%, 06/15/50 (Call 12/15/49)(d)	30	34,451
7.00%, 06/15/40	50	74,238
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	115	132,662
Manulife Financial Corp., 5.38%, 03/04/46	85	115,249
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)	26	29,348
4.30%, 11/01/47 (Call 05/01/47)	35	40,090
5.00%, 04/05/46	50	62,844
5.00%, 05/20/49 (Call 11/20/48)	60	76,415
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	85	101,674
4.35%, 01/30/47 (Call 07/30/46)	35	42,434
4.75%, 03/15/39 (Call 09/15/38)	50	62,814
4.90%, 03/15/49 (Call 09/15/48)	65	85,419
5.88%, 08/01/33	35	46,796
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(a)	30	30,123
3.73%, 10/15/70(a)	71	71,376
4.90%, 04/01/77(a)	60	73,726
MetLife Inc.
4.05%, 03/01/45	75	86,680
4.13%, 08/13/42	136	157,600
4.60%, 05/13/46 (Call 11/13/45)	30	37,242
4.72%, 12/15/44	90	112,722
4.88%, 11/13/43	166	212,600
5.70%, 06/15/35	121	164,216
6.38%, 06/15/34	78	110,460
6.40%, 12/15/66 (Call 12/15/31)	130	165,434
6.50%, 12/15/32	60	84,532
10.75%, 08/01/69 (Call 08/01/34)	31	52,544
Nationwide Financial Services Inc.
5.30%, 11/18/44(a)	120	146,951
6.75%, 05/15/87	20	24,604

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)	$150	$161,080
7.88%, 04/01/33(a)	100	140,397
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)	65	69,750
4.45%, 05/15/69 (Call 11/15/68)(a)	30	36,300
5.88%, 05/15/33(a)	157	203,657
6.75%, 11/15/39(a)	170	248,477
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(a)	318	330,094
3.85%, 09/30/47 (Call 03/30/47)(a)	25	27,382
6.06%, 03/30/40(a)	10	13,691
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)	145	160,208
Pacific LifeCorp., 3.35%, 09/15/50 (Call 03/15/50)(a)	25	25,236
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)	40	39,796
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	10	11,722
4.35%, 05/15/43	46	53,776
4.63%, 09/15/42	105	126,089
Progressive Corp. (The)
3.95%, 03/26/50 (Call 09/26/49)	15	17,433
4.13%, 04/15/47 (Call 10/15/46)	172	203,937
4.20%, 03/15/48 (Call 09/15/47)	50	59,961
4.35%, 04/25/44	45	54,387
Provident Financing Trust I, 7.41%, 03/15/38	25	29,685
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	95	102,835
3.91%, 12/07/47 (Call 06/07/47)	130	144,828
3.94%, 12/07/49 (Call 06/07/49)	135	151,420
4.35%, 02/25/50 (Call 08/25/49)	50	59,671
4.42%, 03/27/48 (Call 09/27/47)	55	65,694
4.60%, 05/15/44	53	64,686
5.70%, 12/14/36	77	104,611
6.63%, 12/01/37	55	79,286
Securian Financial Group Inc., 4.80%, 04/15/48(a)	60	70,803
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	15	18,101
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)	85	100,586
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)	40	39,634
4.27%, 05/15/47 (Call 11/15/46)(a)	140	160,969
4.90%, 09/15/44(a)	155	192,879
6.85%, 12/16/39(a)	102	149,540
Transatlantic Holdings Inc., 8.00%, 11/30/39	40	60,882
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	120	135,032
4.00%, 05/30/47 (Call 11/30/46)	55	64,626
4.05%, 03/07/48 (Call 09/07/47)	10	11,868
4.10%, 03/04/49 (Call 09/04/48)	60	71,710
4.30%, 08/25/45 (Call 02/25/45)	55	66,305
4.60%, 08/01/43	30	37,775
5.35%, 11/01/40	19	25,979
6.25%, 06/15/37	75	108,010
6.75%, 06/20/36	111	164,980
Travelers Property Casualty Corp., 6.38%, 03/15/33	40	56,209
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	70	73,427
5.75%, 08/15/42	55	66,609
Security	Par (000)	Value

Insurance (continued)
Voya Financial Inc.
4.80%, 06/15/46	$15	$18,428
5.70%, 07/15/43	60	80,354
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)	45	57,136
Western & Southern Life Insurance Co. (The), 5.15%,
01/15/49 (Call 07/15/48)(a)	25	30,777
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	60	66,036
5.05%, 09/15/48 (Call 03/15/48)	80	102,724
WR Berkley Corp., 4.75%, 08/01/44	70	84,969
XLIT Ltd.
5.25%, 12/15/43	25	33,548
5.50%, 03/31/45	60	79,380
		12,308,307
Internet — 0.7%
Alibaba Group Holding Ltd.
3.15%, 02/09/51 (Call 08/09/50)	300	286,020
4.20%, 12/06/47 (Call 06/06/47)	255	285,100
Alphabet Inc., 2.05%, 08/15/50 (Call 02/15/50)	385	325,868
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	155	139,551
2.70%, 06/03/60 (Call 12/03/59)	223	200,047
3.88%, 08/22/37 (Call 02/22/37)	198	227,916
4.05%, 08/22/47 (Call 02/22/47)	282	329,398
4.25%, 08/22/57 (Call 02/22/57)	160	194,323
4.80%, 12/05/34 (Call 06/05/34)	77	97,492
4.95%, 12/05/44 (Call 06/05/44)	110	143,712
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	101	107,972
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	140	144,493
Prosus NV, 4.03%, 08/03/50 (Call 02/03/50)(f)	200	189,610
Tencent Holdings Ltd.
3.29%, 06/03/60 (Call 12/03/59)(d)(f)	200	183,894
4.53%, 04/11/49 (Call 10/11/48)(f)	200	229,238
		3,084,634
Iron & Steel — 0.2%
ArcelorMittal SA
7.00%, 03/01/41	50	67,935
7.25%, 10/15/39	56	76,947
Cleveland-Cliffs Inc., 6.25%, 10/01/40(d)	30	30,663
Nucor Corp., 2.98%, 12/15/55 (Call 06/15/55)(a)	79	73,680
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	25	24,170
United States Steel Corp., 6.65%, 06/01/37	35	36,143
Vale Overseas Ltd.
6.88%, 11/21/36	162	220,874
6.88%, 11/10/39	190	261,989
8.25%, 01/17/34	15	21,725
Vale SA, 5.63%, 09/11/42	20	24,903
		839,029
Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	40	42,541

Lodging — 0.0%
Hilton Domestic Operating Co. Inc., 3.63%, 02/15/32 (Call 08/15/26)(a)	150	147,080

Machinery — 0.3%
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	120	127,438
3.25%, 04/09/50 (Call 10/09/49)	70	74,708
3.80%, 08/15/42	75	86,620

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
4.30%, 05/15/44 (Call 11/15/43)	$70	$86,300
4.75%, 05/15/64 (Call 11/15/63)	45	62,380
5.20%, 05/27/41	81	108,436
6.05%, 08/15/36	65	92,176
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	20	20,994
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	65	64,902
3.75%, 04/15/50 (Call 10/15/49)	70	81,240
3.90%, 06/09/42 (Call 12/09/41)	104	123,266
Dover Corp.
5.38%, 10/15/35	35	44,288
5.38%, 03/01/41 (Call 12/01/40)	45	56,876
Otis Worldwide Corp., 3.11%, 02/15/40 (Call 08/15/39)	100	100,852
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	93	111,860
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	20	23,107
		1,265,443
Manufacturing — 0.8%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	35	35,993
3.63%, 10/15/47 (Call 04/15/47)	45	50,423
3.70%, 04/15/50 (Call 10/15/49)	100	114,071
3.88%, 06/15/44	50	57,382
4.00%, 09/14/48 (Call 03/14/48)	100	118,593
5.70%, 03/15/37	62	85,601
Bombardier Inc., 7.45%, 05/01/34(a)	40	41,734
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	15	16,709
4.00%, 11/02/32	50	57,609
4.15%, 11/02/42	70	80,972
General Electric Co.
4.13%, 10/09/42	74	82,392
4.25%, 05/01/40 (Call 11/01/39)	185	209,703
4.35%, 05/01/50 (Call 11/01/49)	196	224,395
4.50%, 03/11/44	95	110,528
5.88%, 01/14/38	233	309,012
6.15%, 08/07/37	55	74,793
6.75%, 03/15/32	295	401,064
6.88%, 01/10/39	210	307,098
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	100	116,089
4.88%, 09/15/41 (Call 03/15/41)	51	65,886
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	129	147,223
4.10%, 03/01/47 (Call 09/01/46)	20	23,039
4.20%, 11/21/34 (Call 05/21/34)	70	81,177
4.45%, 11/21/44 (Call 05/21/44)	60	71,595
6.25%, 05/15/38	10	13,891
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(a)	250	301,817
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	75	87,484
5.75%, 06/15/43	65	90,905
		3,377,178
Media — 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 05/01/32 (Call 05/01/26)	225	226,946
4.50%, 06/01/33 (Call 06/01/27)(a)	140	139,804
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	100	95,824
Security	Par (000)	Value

Media (continued)
3.70%, 04/01/51 (Call 10/01/50)	$210	$197,723
3.85%, 04/01/61 (Call 10/01/60)	170	157,117
4.80%, 03/01/50 (Call 09/01/49)	155	170,413
5.13%, 07/01/49 (Call 01/01/49)	110	125,760
5.38%, 04/01/38 (Call 10/01/37)	140	166,554
5.38%, 05/01/47 (Call 11/01/46)	205	239,020
5.75%, 04/01/48 (Call 10/01/47)	198	241,843
6.38%, 10/23/35 (Call 04/23/35)	305	398,742
6.48%, 10/23/45 (Call 04/23/45)	281	370,116
6.83%, 10/23/55 (Call 04/23/55)	55	77,921
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	65	56,161
2.65%, 08/15/62 (Call 02/15/62)	155	135,021
2.80%, 01/15/51 (Call 07/15/50)	60	55,328
3.20%, 07/15/36 (Call 01/15/36)	155	162,773
3.25%, 11/01/39 (Call 05/01/39)	111	114,520
3.40%, 07/15/46 (Call 01/15/46)	160	165,458
3.45%, 02/01/50 (Call 08/01/49)	155	160,986
3.75%, 04/01/40 (Call 10/01/39)	135	148,604
3.90%, 03/01/38 (Call 09/01/37)	80	89,918
3.97%, 11/01/47 (Call 05/01/47)	169	190,333
4.00%, 08/15/47 (Call 02/15/47)	160	181,139
4.00%, 03/01/48 (Call 09/01/47)	75	84,589
4.00%, 11/01/49 (Call 05/01/49)	181	205,401
4.05%, 11/01/52 (Call 05/01/52)	166	190,392
4.20%, 08/15/34 (Call 02/15/34)	50	58,194
4.25%, 01/15/33	144	168,552
4.40%, 08/15/35 (Call 02/15/35)	95	112,686
4.50%, 01/15/43	55	66,113
4.60%, 10/15/38 (Call 04/15/38)	209	252,616
4.60%, 08/15/45 (Call 02/15/45)	160	194,555
4.65%, 07/15/42	130	158,737
4.70%, 10/15/48 (Call 04/15/48)	270	336,307
4.75%, 03/01/44	95	118,268
4.95%, 10/15/58 (Call 04/15/58)	135	179,917
5.65%, 06/15/35	40	53,460
6.40%, 05/15/38	54	77,852
6.40%, 03/01/40	30	43,539
6.45%, 03/15/37	35	50,060
6.50%, 11/15/35	90	128,521
6.95%, 08/15/37	140	209,409
7.05%, 03/15/33	47	67,719
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	121	138,702
4.60%, 08/15/47 (Call 02/15/47)(a)	70	82,012
4.70%, 12/15/42(a)	140	165,507
4.80%, 02/01/35 (Call 08/01/34)(a)	90	106,293
8.38%, 03/01/39(a)	5	8,241
CSC Holdings LLC
4.50%, 11/15/31 (Call 11/15/26)(a)	100	99,678
5.00%, 11/15/31 (Call 11/15/26)(a)	25	24,930
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)(a)	331	330,686
4.65%, 05/15/50 (Call 11/15/49)	85	94,780
4.88%, 04/01/43	45	51,640
5.00%, 09/20/37 (Call 03/20/37)	70	82,362
5.30%, 05/15/49 (Call 11/15/48)	66	78,918
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	165	205,780
5.58%, 01/25/49 (Call 07/25/48)	135	173,270

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	$15	$17,398
6.13%, 01/31/46 (Call 07/31/45)	200	266,468
6.63%, 01/15/40	65	87,368
NBCUniversal Media LLC
4.45%, 01/15/43	50	59,605
5.95%, 04/01/41	110	155,027
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	15	19,526
5.85%, 04/15/40	70	93,416
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	114	123,122
5.50%, 09/01/41 (Call 03/01/41)	140	168,491
5.88%, 11/15/40 (Call 05/15/40)	135	169,108
6.55%, 05/01/37	45	59,953
6.75%, 06/15/39	120	164,413
7.30%, 07/01/38	160	226,768
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	45	44,354
3.70%, 12/01/42	35	38,232
4.13%, 06/01/44	90	104,353
4.38%, 08/16/41	50	59,287
Series B, 7.00%, 03/01/32	51	72,520
Series E, 4.13%, 12/01/41	55	63,476
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	100	99,880
ViacomCBS Inc.
4.20%, 05/19/32 (Call 02/19/32)	125	140,998
4.38%, 03/15/43	85	92,707
4.60%, 01/15/45 (Call 07/15/44)	60	67,549
4.85%, 07/01/42 (Call 01/01/42)	59	68,619
4.90%, 08/15/44 (Call 02/15/44)	45	52,365
4.95%, 05/19/50 (Call 11/19/49)(d)	130	155,017
5.25%, 04/01/44 (Call 10/01/43)	75	90,586
5.50%, 05/15/33	35	43,806
5.90%, 10/15/40 (Call 04/15/40)	15	19,202
6.88%, 04/30/36	119	167,162
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	165	154,288
3.50%, 05/13/40 (Call 11/13/39)	135	144,415
3.60%, 01/13/51 (Call 07/13/50)	205	220,980
4.63%, 03/23/40 (Call 09/23/39)	50	61,339
4.70%, 03/23/50 (Call 09/23/49)	140	176,792
4.75%, 09/15/44 (Call 03/15/44)	130	163,576
4.75%, 11/15/46 (Call 05/15/46)	75	94,173
4.95%, 10/15/45 (Call 04/15/45)	70	90,019
5.40%, 10/01/43	70	94,153
6.15%, 03/01/37	26	36,202
6.15%, 02/15/41	41	59,274
6.20%, 12/15/34	121	168,100
6.40%, 12/15/35	126	180,904
6.65%, 11/15/37	105	153,959
7.75%, 12/01/45	10	17,074
		13,273,734
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43 (Call 07/15/42)	80	87,280
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	65	75,390
		162,670

	Par
Security	(000)	Value

Mining — 0.9%
Barrick Gold Corp.
5.25%, 04/01/42	$87	$110,940
6.45%, 10/15/35	55	75,024
Barrick North America Finance LLC
5.70%, 05/30/41	64	85,004
5.75%, 05/01/43	99	133,848
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	115	135,744
5.00%, 09/30/43	175	231,938
Corp. Nacional del Cobre de Chile
4.25%, 07/17/42(a)	200	218,844
4.38%, 02/05/49 (Call 08/05/48)(f)	200	223,644
4.50%, 08/01/47 (Call 02/01/47)(f)	200	225,362
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	55	65,206
5.45%, 03/15/43 (Call 09/15/42)	145	175,032
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	45	55,743
6.00%, 11/15/41(a)	50	64,410
6.90%, 11/15/37(a)	24	33,126
Indonesia Asahan Aluminium Persero PT, 5.80%, 05/15/50 (Call 11/15/49)(f)	200	233,026
Industrias Penoles SAB de CV, 4.75%, 08/06/50 (Call 02/06/50)(f)	200	210,346
Kaiser Aluminum Corp., 4.50%, 06/01/31 (Call 06/01/26)(a)	40	40,696
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(f)	200	216,780
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)	30	33,292
5.75%, 11/15/41(a)	45	58,436
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	130	160,654
5.88%, 04/01/35	50	66,628
6.25%, 10/01/39	90	127,059
Rio Tinto Alcan Inc., 5.75%, 06/01/35	60	81,554
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	26,558
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	115	137,231
4.75%, 03/22/42 (Call 09/22/41)	50	64,232
Southern Copper Corp.
5.25%, 11/08/42	205	248,339
5.88%, 04/23/45	203	266,468
6.75%, 04/16/40	40	55,384
7.50%, 07/27/35	30	42,719
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	29,019
5.40%, 02/01/43 (Call 08/01/42)	50	59,748
6.00%, 08/15/40 (Call 02/15/40)	40	50,090
6.13%, 10/01/35	45	56,469
6.25%, 07/15/41 (Call 01/15/41)	66	85,660
		4,184,253
Office & Business Equipment — 0.0%
Xerox Corp.
4.80%, 03/01/35	25	24,733
6.75%, 12/15/39	35	38,329
		63,062
Oil & Gas — 4.2%
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	55	51,654
4.75%, 04/15/43 (Call 10/15/42)	89	88,001

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
5.10%, 09/01/40 (Call 03/01/40)	$105	$107,965
5.25%, 02/01/42 (Call 08/01/41)	40	41,736
5.35%, 07/01/49 (Call 01/01/49)	40	40,980
6.00%, 01/15/37	40	44,911
7.38%, 08/15/47	10	11,738
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	95	85,191
2.94%, 06/04/51 (Call 12/04/50)	300	278,259
3.38%, 02/08/61 (Call 08/08/60)	200	194,926
Burlington Resources LLC, 5.95%, 10/15/36	60	81,703
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	110	132,822
5.85%, 02/01/35	15	18,877
6.25%, 03/15/38	122	162,132
6.75%, 02/01/39	35	48,480
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	65	74,521
5.40%, 06/15/47 (Call 12/15/46)	65	76,758
6.75%, 11/15/39	115	151,585
6.80%, 09/15/37	60	76,421
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	110	111,931
3.08%, 05/11/50 (Call 11/11/49)	95	94,875
Chevron USA Inc.
4.95%, 08/15/47 (Call 02/14/47)	80	103,947
5.05%, 11/15/44 (Call 05/15/44)	85	110,651
6.00%, 03/01/41 (Call 09/01/40)	97	139,127
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	230,826
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45(d)	200	211,880
CNOOC Petroleum North America ULC
6.40%, 05/15/37	50	65,795
7.88%, 03/15/32	100	140,630
Conoco Funding Co., 7.25%, 10/15/31	150	214,797
ConocoPhillips
4.88%, 10/01/47 (Call 04/01/47)(a)	130	164,839
5.90%, 10/15/32	60	79,478
5.90%, 05/15/38	82	112,201
6.50%, 02/01/39	50	72,600
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	67	78,540
5.95%, 03/15/46 (Call 09/15/45)	80	115,268
Continental Resources Inc./OK, 4.90%, 06/01/44
(Call 12/01/43)	65	70,668
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	89	98,451
5.00%, 06/15/45 (Call 12/15/44)	105	119,588
5.60%, 07/15/41 (Call 01/15/41)	95	114,798
Ecopetrol SA
5.88%, 05/28/45	250	258,890
7.38%, 09/18/43	50	60,058
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	100	112,305
Equinor ASA
3.70%, 04/06/50 (Call 10/06/49)	125	138,046
3.95%, 05/15/43	162	184,967
4.25%, 11/23/41	50	59,026
4.80%, 11/08/43	80	101,569
Exxon Mobil Corp.
3.10%, 08/16/49 (Call 02/16/49)	75	73,728
3.45%, 04/15/51 (Call 10/15/50)	60	62,465
3.57%, 03/06/45 (Call 09/06/44)	121	127,650

	Par
Security	(000)	Value

Oil & Gas (continued)
4.11%, 03/01/46 (Call 09/01/45)	$245	$279,030
4.23%, 03/19/40 (Call 09/19/39)	235	273,093
4.33%, 03/19/50 (Call 09/19/49)	305	363,981
Gazprom PJSC Via Gaz Capital SA, 7.29%, 08/16/37(f)	200	278,960
Hess Corp.
5.80%, 04/01/47 (Call 10/01/46)	85	106,436
6.00%, 01/15/40	85	106,043
7.13%, 03/15/33	45	60,196
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(f)	200	207,916
6.38%, 10/24/48(f)	250	329,422
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	40	46,244
6.60%, 10/01/37	91	117,268
6.80%, 03/15/32	35	44,762
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	15	16,526
4.75%, 09/15/44 (Call 03/15/44)	60	68,891
5.00%, 09/15/54 (Call 03/15/54)	55	62,686
6.50%, 03/01/41 (Call 09/01/40)	138	187,335
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	85	104,870
Murphy Oil Corp., 6.38%, 12/01/42 (Call 06/01/42)	35	34,104
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	65	52,972
4.20%, 03/15/48 (Call 09/15/47)	75	61,938
4.30%, 08/15/39 (Call 02/15/39)	51	44,188
4.40%, 04/15/46 (Call 10/15/45)	75	64,148
4.40%, 08/15/49 (Call 02/15/49)	65	54,958
4.50%, 07/15/44 (Call 01/15/44)	50	43,625
4.63%, 06/15/45 (Call 12/15/44)	50	44,190
6.20%, 03/15/40	54	56,919
6.45%, 09/15/36	150	168,629
6.60%, 03/15/46 (Call 09/15/45)	85	93,015
7.88%, 09/15/31	40	48,746
7.95%, 06/15/39	35	42,231
Ovintiv Inc.
5.15%, 11/15/41 (Call 05/15/41)	25	26,892
6.50%, 08/15/34	54	71,005
6.50%, 02/01/38	55	72,014
6.63%, 08/15/37	40	52,430
7.20%, 11/01/31	26	34,010
7.38%, 11/01/31	20	26,665
Pertamina Persero PT
5.63%, 05/20/43(f)	200	231,308
6.00%, 05/03/42(f)	200	240,530
6.45%, 05/30/44(f)	200	254,550
Petrobras Global Finance BV
6.75%, 01/27/41	100	116,436
6.75%, 06/03/50 (Call 12/03/49)	100	112,516
6.85%, 06/05/2115	200	224,632
6.88%, 01/20/40	14	16,504
6.90%, 03/19/49	245	284,653
7.25%, 03/17/44	130	157,037
Petroleos del Peru SA
4.75%, 06/19/32(f)	200	208,608
5.63%, 06/19/47(f)	200	207,114
Petroleos Mexicanos
5.50%, 06/27/44	100	81,255
5.63%, 01/23/46	100	81,310
6.35%, 02/12/48	200	169,492

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
6.38%, 01/23/45	$170	$146,299
6.50%, 06/02/41	175	156,993
6.63%, 06/15/35	200	192,710
6.75%, 09/21/47	464	408,580
6.95%, 01/28/60 (Call 07/28/59)	200	176,520
7.69%, 01/23/50 (Call 07/23/49)	600	575,712
Petronas Capital Ltd.
4.50%, 03/18/45(f)	200	240,662
4.55%, 04/21/50 (Call 10/21/49)(f)	300	360,039
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	139	163,706
4.88%, 11/15/44 (Call 05/15/44)	155	186,722
5.88%, 05/01/42	70	93,283
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(f)	600	559,800
4.25%, 04/16/39(f)	200	221,054
4.38%, 04/16/49(f)	200	223,810
Shell International Finance BV
3.13%, 11/07/49 (Call 05/07/49)	121	120,887
3.25%, 04/06/50 (Call 10/06/49)	165	169,439
3.75%, 09/12/46	130	143,633
4.00%, 05/10/46	150	171,208
4.13%, 05/11/35	137	160,613
4.38%, 05/11/45	190	227,303
4.55%, 08/12/43	69	84,163
5.50%, 03/25/40	85	116,102
6.38%, 12/15/38	281	410,333
Sinopec Group Development Ltd., 3.10%, 01/08/51 (Call 07/08/50)	200	187,094
Sinopec Group Overseas Development 2017 Ltd., 4.25%,04/12/47(d)(f)	300	338,205
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	89	95,197
5.35%, 07/15/33	20	24,279
5.95%, 12/01/34	55	70,934
6.50%, 06/15/38	100	137,345
6.80%, 05/15/38	100	140,349
6.85%, 06/01/39	40	57,180
7.15%, 02/01/32	31	42,781
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(f)	200	177,110
Total Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	135	133,110
3.13%, 05/29/50 (Call 11/29/49)	136	132,717
3.39%, 06/29/60 (Call 12/29/59)	15	15,131
3.46%, 07/12/49 (Call 01/12/49)	165	171,824
Transocean Inc.
6.80%, 03/15/38	50	25,940
9.35%, 12/15/41	10	5,955
Valero Energy Corp.
4.90%, 03/15/45(d)	95	112,762
6.63%, 06/15/37	135	179,543
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(f)	50	30,019
		18,917,583
Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.,
4.08%, 12/15/47 (Call 06/15/47)	183	198,786
Baker Hughes Holdings LLC, 5.13%, 09/15/40	85	106,073
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	55	59,488
4.75%, 08/01/43 (Call 02/01/43)	108	120,823

	Par
Security	(000)	Value

Oil & Gas Services (continued)
4.85%, 11/15/35 (Call 05/15/35)	$111	$127,924
5.00%, 11/15/45 (Call 05/15/45)	110	128,527
6.70%, 09/15/38	158	210,519
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	119	115,198
		1,067,338
Packaging & Containers — 0.1%
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(f)	200	248,540
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	60	67,836
Sealed Air Corp., 6.88%, 07/15/33(a)	50	63,403
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	65	67,373
4.20%, 06/01/32 (Call 03/01/32)	100	114,501
		561,653
Pharmaceuticals — 3.6%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	410	461,168
4.25%, 11/21/49 (Call 05/21/49)	460	531,392
4.30%, 05/14/36 (Call 11/14/35)	100	116,457
4.40%, 11/06/42	190	221,610
4.45%, 05/14/46 (Call 11/14/45)	201	235,954
4.50%, 05/14/35 (Call 11/14/34)	215	255,087
4.55%, 03/15/35 (Call 09/15/34)	174	207,427
4.63%, 10/01/42 (Call 04/01/42)	40	47,861
4.70%, 05/14/45 (Call 11/14/44)	225	271,622
4.75%, 03/15/45 (Call 09/15/44)	200	243,762
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	100	113,937
4.30%, 12/15/47 (Call 06/15/47)	60	69,089
AstraZeneca PLC
4.00%, 09/18/42	111	127,830
4.38%, 11/16/45	113	136,087
4.38%, 08/17/48 (Call 02/17/48)	79	95,768
6.45%, 09/15/37	210	306,054
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	43	44,830
4.20%, 07/15/34 (Call 01/15/34)(a)	195	215,028
4.40%, 07/15/44 (Call 01/15/44)(a)	145	162,858
4.70%, 07/15/64 (Call 01/15/64)(a)	111	128,679
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	178	213,694
4.69%, 12/15/44 (Call 06/15/44)	104	125,163
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	80	74,400
3.25%, 08/01/42	130	137,004
4.13%, 06/15/39 (Call 12/15/38)	235	276,407
4.25%, 10/26/49 (Call 04/26/49)	335	404,409
4.35%, 11/15/47 (Call 05/15/47)	90	109,435
4.63%, 05/15/44 (Call 11/15/43)	40	50,157
5.00%, 08/15/45 (Call 02/15/45)	65	85,621
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	46	50,654
4.50%, 11/15/44 (Call 05/15/44)	65	72,513
4.60%, 03/15/43	25	28,428
4.90%, 09/15/45 (Call 03/15/45)	40	47,330
Cigna Corp.
3.20%, 03/15/40 (Call 09/15/39)	70	70,773
3.40%, 03/15/50 (Call 09/15/49)	115	115,698
3.88%, 10/15/47 (Call 04/15/47)	100	108,138
4.80%, 08/15/38 (Call 02/15/38)	154	187,071

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
4.80%, 07/15/46 (Call 01/16/46)	$105	$128,490
4.90%, 12/15/48 (Call 06/15/48)	210	262,599
6.13%, 11/15/41	46	64,335
CVS Health Corp.
4.25%, 04/01/50 (Call 10/01/49)	135	153,326
4.78%, 03/25/38 (Call 09/25/37)	442	528,327
4.88%, 07/20/35 (Call 01/20/35)	125	150,855
5.05%, 03/25/48 (Call 09/25/47)	656	814,811
5.13%, 07/20/45 (Call 01/20/45)	216	271,132
5.30%, 12/05/43 (Call 06/05/43)	77	98,696
6.13%, 09/15/39	45	60,996
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	130	112,334
3.95%, 03/15/49 (Call 09/15/48)	199	231,901
4.15%, 03/15/59 (Call 09/15/58)	135	163,238
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	133	160,782
5.38%, 04/15/34	65	86,215
6.38%, 05/15/38	202	294,512
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	100	92,207
3.40%, 01/15/38 (Call 07/15/37)	166	184,411
3.50%, 01/15/48 (Call 07/15/47)	93	104,082
3.63%, 03/03/37 (Call 09/03/36)	187	214,612
3.70%, 03/01/46 (Call 09/01/45)	175	201,385
3.75%, 03/03/47 (Call 09/03/46)	70	81,122
4.38%, 12/05/33 (Call 06/05/33)	286	355,704
4.50%, 09/01/40	60	75,857
4.50%, 12/05/43 (Call 06/05/43)	70	88,607
4.95%, 05/15/33	50	65,154
5.85%, 07/15/38	35	50,023
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)	66	80,696
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	60	75,687
5.90%, 11/01/39	20	27,876
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	71	66,279
2.45%, 06/24/50 (Call 12/24/49)	225	202,284
3.60%, 09/15/42 (Call 03/15/42)	111	123,040
3.70%, 02/10/45 (Call 08/10/44)	250	279,702
3.90%, 03/07/39 (Call 09/07/38)	25	28,723
4.00%, 03/07/49 (Call 09/07/48)	10	11,779
4.15%, 05/18/43	145	172,991
6.50%, 12/01/33	65	94,482
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	50	60,397
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	160	154,683
3.70%, 09/21/42	40	45,441
4.00%, 11/20/45 (Call 05/20/45)	105	123,728
4.40%, 05/06/44	122	151,503
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	35	33,977
2.70%, 05/28/50 (Call 11/28/49)	140	133,339
3.90%, 03/15/39 (Call 09/15/38)	45	52,204
4.00%, 12/15/36	100	118,410
4.00%, 03/15/49 (Call 09/15/48)	45	52,875
4.10%, 09/15/38 (Call 03/15/38)	55	65,160
4.13%, 12/15/46	137	163,303
4.20%, 09/15/48 (Call 03/15/48)	115	138,729
4.30%, 06/15/43	85	102,486

	Par
Security	(000)	Value

Pharmaceuticals (continued)
4.40%, 05/15/44	$65	$79,542
5.60%, 09/15/40	30	41,994
7.20%, 03/15/39	194	308,394
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	195,766
3.38%, 07/09/60 (Call 01/09/60)	40	39,116
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	110	117,457
Teva Pharmaceutical Finance Netherlands III BV, 4.10%,10/01/46	165	141,507
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	125	147,591
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)(a)	170	175,882
4.00%, 06/22/50 (Call 12/22/49)(a)	150	152,802
Wyeth LLC
5.95%, 04/01/37	260	363,839
6.00%, 02/15/36	25	35,068
6.50%, 02/01/34	76	109,386
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	15	14,882
3.95%, 09/12/47 (Call 03/12/47)	115	130,999
4.70%, 02/01/43 (Call 08/01/42)	145	180,065
		16,039,172
Pipelines — 2.4%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	232,292
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	40	38,437
5.85%, 11/15/43 (Call 05/15/43)	35	33,975
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)	105	110,384
3.40%, 01/15/38 (Call 07/15/37)(a)	40	41,492
3.70%, 01/15/39 (Call 07/15/38)(a)	15	16,194
Colonial Pipeline Co., 7.63%, 04/15/32(a)	25	35,830
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	55	71,350
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	35	36,582
6.45%, 11/03/36(a)	25	28,549
6.75%, 09/15/37(a)	35	41,144
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	45	47,134
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	46	57,239
7.38%, 10/15/45 (Call 04/15/45)	70	106,659
Series B, 7.50%, 04/15/38	30	42,843
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	55	61,771
5.50%, 12/01/46 (Call 06/01/46)	78	99,607
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	70	78,275
4.95%, 01/15/43 (Call 07/15/42)	35	36,917
5.00%, 05/15/50 (Call 11/15/49)	185	205,459
5.15%, 03/15/45 (Call 09/15/44)	105	115,906
5.30%, 04/01/44 (Call 10/01/43)	86	95,225
5.30%, 04/15/47 (Call 10/15/46)	80	89,404
5.35%, 05/15/45 (Call 11/15/44)	80	90,062
5.40%, 10/01/47 (Call 04/01/47)	109	123,825
5.95%, 10/01/43 (Call 04/01/43)	70	83,600
6.00%, 06/15/48 (Call 12/15/47)	95	115,170
6.05%, 06/01/41 (Call 12/01/40)	110	133,617
6.10%, 02/15/42	40	47,922

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
6.13%, 12/15/45 (Call 06/15/45)	$50	$60,473
6.25%, 04/15/49 (Call 10/15/48)	20	25,066
6.50%, 02/01/42 (Call 08/01/41)	90	113,414
6.63%, 10/15/36	80	104,514
7.50%, 07/01/38	25	34,376
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	44	37,072
5.45%, 06/01/47 (Call 12/01/46)	45	39,428
5.60%, 04/01/44 (Call 10/01/43)	20	17,874
Enterprise Products Operating LLC
3.95%, 01/31/60 (Call 07/31/59)	25	25,989
4.20%, 01/31/50 (Call 07/31/49)	140	153,556
4.45%, 02/15/43 (Call 08/15/42)	89	101,322
4.80%, 02/01/49 (Call 08/01/48)	99	117,348
4.85%, 08/15/42 (Call 02/15/42)	108	129,208
4.85%, 03/15/44 (Call 09/15/43)	174	206,625
4.95%, 10/15/54 (Call 04/15/54)	60	71,759
5.10%, 02/15/45 (Call 08/15/44)	179	219,091
5.70%, 02/15/42	70	91,972
5.95%, 02/01/41	97	129,813
6.13%, 10/15/39	65	88,475
6.45%, 09/01/40	85	118,598
7.55%, 04/15/38	56	83,884
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)	40	42,432
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(f)	200	197,496
2.63%, 03/31/36(f)	200	196,516
2.94%, 09/30/40(f)	200	198,524
3.25%, 09/30/40(f)	200	197,052
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	55	61,690
5.00%, 08/15/42 (Call 02/15/42)	60	69,416
5.00%, 03/01/43 (Call 09/01/42)	85	98,722
5.40%, 09/01/44 (Call 03/01/44)	65	78,671
5.50%, 03/01/44 (Call 09/01/43)	105	128,414
6.38%, 03/01/41	95	127,063
6.55%, 09/15/40	55	75,167
6.95%, 01/15/38	98	136,640
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	80	73,464
5.05%, 02/15/46 (Call 08/15/45)	60	70,415
5.20%, 03/01/48 (Call 09/01/47)	90	108,723
5.30%, 12/01/34 (Call 06/01/34)	135	162,583
5.55%, 06/01/45 (Call 12/01/44)	140	173,716
7.75%, 01/15/32	120	170,107
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	45	46,803
4.20%, 10/03/47 (Call 04/03/47)	20	21,437
4.25%, 09/15/46 (Call 03/15/46)	25	27,028
4.85%, 02/01/49 (Call 08/01/48)	55	64,674
5.15%, 10/15/43 (Call 04/15/43)	70	84,089
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	195	216,721
4.70%, 04/15/48 (Call 10/15/47)	90	100,687
4.90%, 04/15/58 (Call 10/15/57)	15	17,010
5.20%, 03/01/47 (Call 09/01/46)	70	82,752
5.20%, 12/01/47 (Call 06/01/47)	90	106,130
5.50%, 02/15/49 (Call 08/15/48)	122	151,680
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	60	82,876
	Par
Security	(000)	Value

Pipelines (continued)
Northern Natural Gas Co., 4.30%, 01/15/49 (Call 07/15/48)(a)	$40	$45,938
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	60	63,775
4.95%, 07/13/47 (Call 01/06/47)	45	50,746
5.20%, 07/15/48 (Call 01/15/48)	136	159,478
7.15%, 01/15/51 (Call 07/15/50)	40	56,174
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	30	37,550
6.20%, 09/15/43 (Call 03/15/43)	100	126,633
6.85%, 10/15/37	40	53,512
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	110	126,742
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	20	19,416
4.70%, 06/15/44 (Call 12/15/43)	85	86,645
4.90%, 02/15/45 (Call 08/15/44)	55	57,102
5.15%, 06/01/42 (Call 12/01/41)	95	101,355
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	20	21,523
7.50%, 07/15/38(a)	25	27,713
Sabal Trail Transmission LLC, 4.68%, 05/01/38 (Call 11/01/37)(a)	65	75,880
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(a)	40	47,388
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	60	67,608
5.95%, 09/25/43 (Call 03/25/43)	35	45,927
Targa Resources Partners LP/Targa Resources Partners
Finance Corp., 4.00%, 01/15/32 (Call 07/15/26)(a)	80	79,350
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(a)	64	68,410
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	180	209,929
4.75%, 05/15/38 (Call 11/15/37)	35	40,915
4.88%, 05/15/48 (Call 11/15/47)	90	109,990
5.00%, 10/16/43 (Call 04/16/43)	55	66,196
5.10%, 03/15/49 (Call 09/15/48)	111	140,685
5.60%, 03/31/34	50	62,740
5.85%, 03/15/36	30	38,972
6.10%, 06/01/40	20	26,859
7.25%, 08/15/38	70	103,131
7.63%, 01/15/39	109	165,175
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	40	42,507
4.60%, 03/15/48 (Call 09/15/47)	125	145,965
Western Midstream Operating LP
5.30%, 03/01/48 (Call 09/01/47)	56	57,471
5.45%, 04/01/44 (Call 10/01/43)	55	56,979
5.50%, 08/15/48 (Call 02/15/48)	20	20,699
6.50%, 02/01/50 (Call 08/01/49)	75	83,881
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	125	146,086
4.90%, 01/15/45 (Call 07/15/44)	65	75,142
5.75%, 06/24/44 (Call 12/24/43)	75	95,020
6.30%, 04/15/40	145	192,102
8.75%, 03/15/32	1	1,499
		10,956,227
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	60	73,506
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	25	32,729

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Private Equity (continued)
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	$75	$94,960
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	50	62,749
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)	25	25,271
		289,215
Real Estate — 0.1%
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(f)	200	267,350
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	100	131,367
		398,717
Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	105	97,431
3.00%, 05/18/51 (Call 11/18/50)	155	144,937
3.38%, 08/15/31 (Call 05/15/31)	95	102,243
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	165	154,032
3.70%, 10/15/49 (Call 04/15/49)	75	77,669
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	20	22,479
4.15%, 07/01/47 (Call 01/01/47)	20	23,375
4.35%, 04/15/48 (Call 10/18/47)	35	42,124
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	25	26,070
Crown Castle International Corp.
3.25%, 01/15/51 (Call 07/15/50)	81	76,714
4.00%, 11/15/49 (Call 05/15/49)	35	37,295
4.15%, 07/01/50 (Call 01/01/50)	20	21,850
4.75%, 05/15/47 (Call 11/15/46)	51	60,013
5.20%, 02/15/49 (Call 08/15/48)	145	180,963
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	10	9,429
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	30	27,463
3.00%, 07/15/50 (Call 01/15/50)	130	119,609
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	20	22,845
4.50%, 07/01/44 (Call 01/01/44)	50	60,696
4.50%, 06/01/45 (Call 12/01/44)	45	53,917
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	100	99,888
4.50%, 03/15/48 (Call 09/15/47)	15	17,589
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	65	74,954
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	40	57,550
Iron Mountain Inc., 5.63%, 07/15/32 (Call 07/15/26)(a)	50	53,070
Kilroy Realty LP, 2.50%, 11/15/32 (Call 08/15/32)	45	43,529
Kimco Realty Corp.
4.13%, 12/01/46 (Call 06/01/46)	10	10,946
4.25%, 04/01/45 (Call 10/01/44)	100	111,884
4.45%, 09/01/47 (Call 03/01/47)	35	40,205
National Retail Properties Inc.
3.10%, 04/15/50 (Call 10/15/49)	80	74,946
4.80%, 10/15/48 (Call 04/15/48)	15	18,007
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	40	32,813
3.00%, 04/15/50 (Call 10/15/49)	150	146,412
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	55	68,448
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	80	89,158
4.65%, 03/15/49 (Call 09/15/48)	10	11,609

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	$20	$19,162
3.80%, 07/15/50 (Call 01/15/50)	130	137,301
4.25%, 10/01/44 (Call 04/01/44)	80	89,027
4.25%, 11/30/46 (Call 05/30/46)	35	39,233
4.75%, 03/15/42 (Call 09/15/41)	25	29,927
6.75%, 02/01/40 (Call 11/01/39)	106	152,368
UDR Inc., 3.10%, 11/01/34 (Call 08/01/34)	35	36,019
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	10	10,954
5.70%, 09/30/43 (Call 03/30/43)	75	95,596
VEREIT Operating Partnership LP, 2.85%, 12/15/32 (Call 09/15/32)	15	15,330
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	70	71,759
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	85	116,942
Weyerhaeuser Co., 7.38%, 03/15/32	180	258,448
		3,384,228
Retail — 1.6%
7-Eleven Inc., 2.80%, 02/10/51 (Call 08/02/50)	140	125,731
Alimentation Couche-Tard Inc., 4.50%, 07/26/47 (Call 01/26/47)(a)	100	114,077
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)(d)	25	23,167
5.17%, 08/01/44 (Call 02/01/44)	45	40,849
Costco Wholesale Corp., 1.75%, 04/20/32 (Call 01/20/32)	165	159,748
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	65	71,917
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	45	50,652
Home Depot Inc. (The)
3.13%, 12/15/49 (Call 06/15/49)	45	45,698
3.30%, 04/15/40 (Call 10/15/39)	60	63,562
3.35%, 04/15/50 (Call 10/15/49)	140	147,729
3.50%, 09/15/56 (Call 03/15/56)	115	124,098
3.90%, 06/15/47 (Call 12/15/46)	102	116,482
4.20%, 04/01/43 (Call 10/01/42)	100	118,674
4.25%, 04/01/46 (Call 10/01/45)	135	161,614
4.40%, 03/15/45 (Call 09/15/44)	138	169,040
4.50%, 12/06/48 (Call 06/06/48)	50	62,680
4.88%, 02/15/44 (Call 08/15/43)	59	76,205
5.40%, 09/15/40 (Call 03/15/40)	56	75,388
5.88%, 12/16/36	263	367,177
5.95%, 04/01/41 (Call 10/01/40)	107	152,340
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	95	111,826
L Brands Inc.
6.75%, 07/01/36	50	59,597
6.88%, 11/01/35	75	90,313
6.95%, 03/01/33	25	29,193
7.60%, 07/15/37	25	30,433
Lowe’s Companies Inc.
3.00%, 10/15/50 (Call 04/15/50)	40	37,734
3.70%, 04/15/46 (Call 10/15/45)	123	130,990
4.05%, 05/03/47 (Call 11/03/46)	195	217,146
4.38%, 09/15/45 (Call 03/15/45)	23	26,699
4.65%, 04/15/42 (Call 10/15/41)	80	97,023
5.13%, 04/15/50 (Call 10/15/49)	15	19,753
5.50%, 10/15/35	20	25,932
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	30	24,923
4.50%, 12/15/34 (Call 06/15/34)	47	43,950
5.13%, 01/15/42 (Call 07/15/41)	30	27,572
6.38%, 03/15/37	10	10,241

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
6.70%, 07/15/34(a)	$10	$9,856
McDonald’s Corp.
3.63%, 05/01/43	35	37,553
3.63%, 09/01/49 (Call 03/01/49)	40	42,232
3.70%, 02/15/42	50	54,023
4.20%, 04/01/50 (Call 10/01/49)	125	144,854
4.45%, 03/01/47 (Call 09/01/46)	95	111,952
4.45%, 09/01/48 (Call 03/01/48)	75	89,129
4.60%, 05/26/45 (Call 11/26/44)	70	83,824
4.70%, 12/09/35 (Call 06/09/35)	84	102,338
4.88%, 07/15/40	35	43,438
4.88%, 12/09/45 (Call 06/09/45)	107	133,367
6.30%, 10/15/37	50	70,048
6.30%, 03/01/38	65	91,339
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	130	127,321
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	30	30,629
5.95%, 03/15/43	25	25,143
Starbucks Corp.
3.50%, 11/15/50 (Call 05/15/50)	80	81,605
3.75%, 12/01/47 (Call 06/01/47)	180	191,151
4.30%, 06/15/45 (Call 12/15/44)	30	34,109
4.45%, 08/15/49 (Call 02/15/49)	85	100,436
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)	20	20,226
Target Corp.
3.63%, 04/15/46	129	147,813
3.90%, 11/15/47 (Call 05/15/47)	95	113,904
4.00%, 07/01/42	60	72,657
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)	40	51,395
Walgreens Boots Alliance Inc., 4.10%, 04/15/50 (Call 10/15/49)	106	111,554
Walmart Inc.
2.95%, 09/24/49 (Call 03/24/49)	50	50,886
3.63%, 12/15/47 (Call 06/15/47)	100	113,413
3.95%, 06/28/38 (Call 12/28/37)	160	186,750
4.00%, 04/11/43 (Call 10/11/42)	98	116,040
4.05%, 06/29/48 (Call 12/29/47)	236	285,853
4.30%, 04/22/44 (Call 10/22/43)	94	116,070
4.88%, 07/08/40	20	25,881
5.00%, 10/25/40	40	52,958
5.25%, 09/01/35	146	195,739
6.20%, 04/15/38	85	124,424
6.50%, 08/15/37	136	202,875
Yum! Brands Inc.
4.63%, 01/31/32 (Call 10/01/26)	85	88,733
5.35%, 11/01/43 (Call 05/01/43)	15	15,627
6.88%, 11/15/37	35	43,081
		6,990,379
Semiconductors — 0.9%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	50	65,270
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	70	66,996
4.35%, 04/01/47 (Call 10/01/46)	92	112,673
5.10%, 10/01/35 (Call 04/01/35)	82	106,005
5.85%, 06/15/41	85	121,345
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(a)	150	142,723
3.50%, 02/15/41 (Call 08/15/40)(a)	190	184,133
3.75%, 02/15/51 (Call 08/15/50)(a)	100	97,616

	Par
Security	(000)	Value

Semiconductors (continued)
4.30%, 11/15/32 (Call 08/15/32)	$262	$290,099
Intel Corp.
3.10%, 02/15/60 (Call 08/15/59)	105	101,368
3.25%, 11/15/49 (Call 05/15/49)	90	91,658
3.73%, 12/08/47 (Call 06/08/47)	190	208,194
4.00%, 12/15/32	85	99,866
4.10%, 05/19/46 (Call 11/19/45)	131	151,843
4.10%, 05/11/47 (Call 11/11/46)	90	103,841
4.25%, 12/15/42	30	35,292
4.60%, 03/25/40 (Call 09/25/39)	20	24,418
4.75%, 03/25/50 (Call 09/25/49)	155	197,782
4.80%, 10/01/41	100	126,072
4.95%, 03/25/60 (Call 09/25/59)	125	168,892
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	20	19,930
5.00%, 03/15/49 (Call 09/15/48)	80	102,612
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	125	120,140
3.13%, 06/15/60 (Call 12/15/59)	20	19,782
4.88%, 03/15/49 (Call 09/15/48)	120	156,510
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	136	148,743
3.50%, 04/01/50 (Call 10/01/49)	205	220,436
3.70%, 04/01/60 (Call 10/01/59)	10	11,110
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)	90	92,435
4.30%, 05/20/47 (Call 11/20/46)	122	146,005
4.65%, 05/20/35 (Call 11/20/34)	107	132,325
4.80%, 05/20/45 (Call 11/20/44)	160	203,859
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	60	69,655
4.15%, 05/15/48 (Call 11/15/47)	170	207,204
		4,146,832
Software — 1.3%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	40	34,350
4.50%, 06/15/47 (Call 12/15/46)	90	107,759
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	65	60,854
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	30	35,827
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	180	208,822
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	724	677,324
2.68%, 06/01/60 (Call 12/01/59)	554	517,641
2.92%, 03/17/52 (Call 09/17/51)	870	875,298
3.04%, 03/17/62 (Call 09/17/61)	222	224,116
3.45%, 08/08/36 (Call 02/08/36)	82	92,048
3.50%, 02/12/35 (Call 08/12/34)	125	141,366
4.25%, 02/06/47 (Call 08/06/46)	20	24,800
MSCI Inc., 3.63%, 11/01/31 (Call 11/01/26)(a)	45	45,397
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	205	209,619
3.60%, 04/01/50 (Call 10/01/49)	331	327,256
3.80%, 11/15/37 (Call 05/15/37)	173	184,620
3.85%, 07/15/36 (Call 01/15/36)	115	124,293
3.85%, 04/01/60 (Call 10/01/59)	335	337,425
3.90%, 05/15/35 (Call 11/15/34)	105	115,059
3.95%, 03/25/51 (Call 09/25/50)	200	208,576
4.00%, 07/15/46 (Call 01/15/46)	144	150,863
4.00%, 11/15/47 (Call 05/15/47)	151	158,447

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
4.13%, 05/15/45 (Call 11/15/44)	$155	$166,047
4.30%, 07/08/34 (Call 01/08/34)	160	182,646
4.38%, 05/15/55 (Call 11/15/54)	130	143,759
4.50%, 07/08/44 (Call 01/08/44)	71	80,209
5.38%, 07/15/40	179	224,482
6.13%, 07/08/39	94	126,785
6.50%, 04/15/38	111	153,956
		5,939,644
Telecommunications — 3.7%
America Movil SAB de CV
6.13%, 11/15/37	55	74,703
6.13%, 03/30/40	329	457,744
6.38%, 03/01/35	156	219,748
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)(a)	350	339,560
3.10%, 02/01/43 (Call 08/01/42)	15	14,235
3.50%, 06/01/41 (Call 12/01/40)	270	272,616
3.50%, 09/15/53 (Call 03/15/53)(a)	1,015	969,396
3.50%, 02/01/61 (Call 08/01/60)	310	293,235
3.55%, 09/15/55 (Call 03/15/55)(a)	1,050	999,233
3.65%, 06/01/51 (Call 12/01/50)	250	250,773
3.65%, 09/15/59 (Call 03/15/59)(a)	886	853,918
3.80%, 12/01/57 (Call 06/01/57)(a)	440	436,911
3.85%, 06/01/60 (Call 12/01/59)	90	90,486
4.35%, 06/15/45 (Call 12/15/44)	15	16,667
4.50%, 05/15/35 (Call 11/15/34)	295	339,427
4.55%, 03/09/49 (Call 09/09/48)	15	17,027
4.65%, 06/01/44 (Call 12/01/43)	120	136,974
4.75%, 05/15/46 (Call 11/15/45)	15	17,568
4.85%, 03/01/39 (Call 09/01/38)	130	153,535
4.90%, 08/15/37 (Call 02/14/37)	140	168,342
4.90%, 06/15/42	55	65,018
5.15%, 03/15/42	15	18,290
5.15%, 02/15/50 (Call 08/14/49)	15	18,552
5.70%, 03/01/57 (Call 09/01/56)	10	13,261
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(f)	200	185,662
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)	45	52,308
4.46%, 04/01/48 (Call 10/01/47)	110	131,083
Cisco Systems Inc.
5.50%, 01/15/40	210	288,181
5.90%, 02/15/39	179	255,610
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	70	78,986
4.70%, 03/15/37	25	29,098
4.75%, 03/15/42	85	101,846
5.35%, 11/15/48 (Call 05/15/48)	40	52,358
5.45%, 11/15/79 (Call 05/19/79)	10	12,942
5.75%, 08/15/40	61	80,176
5.85%, 11/15/68 (Call 05/15/68)	61	85,418
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	150	153,038
Deutsche Telekom International Finance BV, 9.25%,06/01/32	85	136,258
Embarq Corp., 8.00%, 06/01/36	112	126,114
Juniper Networks Inc., 5.95%, 03/15/41	36	46,576
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	40	45,441
Series U, 7.65%, 03/15/42	45	50,445
Motorola Solutions Inc., 5.50%, 09/01/44	76	95,341
Nokia OYJ, 6.63%, 05/15/39	40	51,850

	Par
Security	(000)	Value

Telecommunications (continued)
Orange SA, 5.50%, 02/06/44 (Call 08/06/43)	$125	$169,319
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	116	118,109
4.30%, 02/15/48 (Call 08/15/47)	80	89,018
4.35%, 05/01/49 (Call 11/01/48)	163	182,366
4.50%, 03/15/43 (Call 09/15/42)	45	50,709
5.00%, 03/15/44 (Call 09/15/43)	80	96,463
7.50%, 08/15/38	25	37,213
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	54	62,079
Sprint Capital Corp., 8.75%, 03/15/32	155	229,826
Telecom Italia Capital SA
6.00%, 09/30/34	75	82,821
6.38%, 11/15/33	80	92,657
7.20%, 07/18/36	85	105,430
7.72%, 06/04/38	78	102,187
Telefonica Emisiones SA
4.90%, 03/06/48	155	178,227
5.21%, 03/08/47	235	281,807
7.05%, 06/20/36	250	351,543
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	85	98,095
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	100	94,001
3.30%, 02/15/51 (Call 08/15/50)	240	225,991
3.60%, 11/15/60 (Call 05/15/60)	5	4,823
4.38%, 04/15/40 (Call 10/15/39)	195	218,115
4.50%, 04/15/50 (Call 10/15/49)	310	351,419
United States Cellular Corp., 6.70%, 12/15/33	50	60,260
Verizon Communications Inc.
2.88%, 11/20/50 (Call 05/20/50)	50	45,361
2.99%, 10/30/56 (Call 04/30/56)	1,088	976,665
3.00%, 11/20/60 (Call 05/20/60)	360	322,362
3.55%, 03/22/51 (Call 09/22/50)	400	408,460
3.85%, 11/01/42 (Call 05/01/42)	140	152,880
4.00%, 03/22/50 (Call 09/22/49)	195	214,793
4.13%, 08/15/46	30	33,893
4.27%, 01/15/36	105	121,783
4.40%, 11/01/34 (Call 05/01/34)	285	334,031
4.50%, 08/10/33	249	293,646
4.52%, 09/15/48	207	246,063
4.75%, 11/01/41	62	75,332
4.81%, 03/15/39	290	355,813
4.86%, 08/21/46	360	448,034
5.01%, 08/21/54	35	45,399
Vodafone Group PLC
4.25%, 09/17/50	155	172,541
4.38%, 02/19/43	138	155,875
4.88%, 06/19/49	160	193,390
5.00%, 05/30/38	210	255,530
5.13%, 06/19/59	50	61,972
6.15%, 02/27/37	185	249,284
6.25%, 11/30/32	43	57,214
		16,798,749
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	15	17,735
6.35%, 03/15/40	70	94,662

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Toys, Games & Hobbies (continued)
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	$30	$34,003
6.20%, 10/01/40	20	24,359
		170,759
Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	10	9,944
3.55%, 02/15/50 (Call 08/15/49)	75	81,193
3.90%, 08/01/46 (Call 02/01/46)	70	78,940
4.05%, 06/15/48 (Call 12/15/47)	80	92,537
4.13%, 06/15/47 (Call 12/15/46)	40	46,750
4.15%, 04/01/45 (Call 10/01/44)	45	52,458
4.15%, 12/15/48 (Call 06/15/48)	61	71,643
4.38%, 09/01/42 (Call 03/01/42)	55	65,676
4.45%, 03/15/43 (Call 09/15/42)	74	89,741
4.55%, 09/01/44 (Call 03/01/44)	90	110,722
4.70%, 09/01/45 (Call 03/01/45)	10	12,543
4.90%, 04/01/44 (Call 10/01/43)	84	107,890
5.05%, 03/01/41 (Call 09/01/40)	30	38,598
5.15%, 09/01/43 (Call 03/01/43)	55	72,908
5.40%, 06/01/41 (Call 12/01/40)	90	119,768
5.75%, 05/01/40 (Call 11/01/39)	70	96,476
6.15%, 05/01/37	40	56,559
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	65	56,468
3.20%, 08/02/46 (Call 02/02/46)	55	55,266
3.65%, 02/03/48 (Call 08/03/47)	125	133,362
4.45%, 01/20/49 (Call 07/20/48)	75	89,827
6.20%, 06/01/36	40	55,919
6.25%, 08/01/34	10	13,964
6.38%, 11/15/37	43	60,596
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	35	42,809
4.80%, 08/01/45 (Call 02/01/45)	45	56,331
5.95%, 05/15/37	31	42,098
6.13%, 09/15/2115 (Call 03/15/2115)	78	115,845
7.13%, 10/15/31	71	100,175
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	70	71,145
3.80%, 11/01/46 (Call 05/01/46)	78	84,933
3.80%, 04/15/50 (Call 10/15/49)	25	27,508
3.95%, 05/01/50 (Call 11/01/49)	66	74,635
4.10%, 03/15/44 (Call 09/15/43)	138	155,599
4.25%, 11/01/66 (Call 05/01/66)	65	76,726
4.30%, 03/01/48 (Call 09/01/47)	70	81,612
4.40%, 03/01/43 (Call 09/01/42)	36	42,164
4.50%, 08/01/54 (Call 02/01/54)	65	79,161
4.65%, 03/01/68 (Call 09/01/67)	35	43,727
4.75%, 05/30/42 (Call 11/30/41)	75	92,206
4.75%, 11/15/48 (Call 05/15/48)	20	24,820
5.50%, 04/15/41 (Call 10/15/40)	35	46,331
6.00%, 10/01/36	71	96,857
6.15%, 05/01/37	30	41,304
6.22%, 04/30/40	40	56,954
Empresa de Transporte de Pasajeros Metro SA, 5.00%,01/25/47 (Call 07/25/46)(f)	200	231,614
FedEx Corp.
3.90%, 02/01/35	146	164,835
4.05%, 02/15/48 (Call 08/15/47)	80	88,560
4.10%, 04/15/43	40	44,180

	Par
Security	(000)	Value

Transportation (continued)
4.10%, 02/01/45	$65	$71,842
4.40%, 01/15/47 (Call 07/15/46)	117	135,733
4.55%, 04/01/46 (Call 10/01/45)	136	159,506
4.75%, 11/15/45 (Call 05/15/45)	128	154,784
4.90%, 01/15/34	25	30,708
4.95%, 10/17/48 (Call 04/17/48)	65	81,562
5.10%, 01/15/44	93	116,139
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	191,842
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)	50	50,851
4.20%, 11/15/69 (Call 05/15/69)	56	61,972
4.30%, 05/15/43 (Call 11/15/42)	65	72,959
4.70%, 05/01/48 (Call 11/01/47)	65	78,655
4.95%, 08/15/45 (Call 02/15/45)	60	74,163
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(f)	103	118,930
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	25	24,044
3.16%, 05/15/55 (Call 11/15/54)	78	75,440
3.94%, 11/01/47 (Call 05/01/47)	109	120,954
3.95%, 10/01/42 (Call 04/01/42)	96	107,104
4.05%, 08/15/52 (Call 02/15/52)	105	119,112
4.10%, 05/15/49 (Call 11/15/48)	80	91,034
4.65%, 01/15/46 (Call 07/15/45)	75	90,812
4.84%, 10/01/41	40	50,096
Polar Tankers Inc., 5.95%, 05/10/37(a)	30	37,790
Union Pacific Corp.
3.20%, 05/20/41 (Call 11/20/40)	50	50,923
3.38%, 02/01/35 (Call 08/01/34)	85	91,497
3.55%, 08/15/39 (Call 02/15/39)	50	53,908
3.55%, 05/20/61 (Call 11/20/60)	45	45,755
3.60%, 09/15/37 (Call 03/15/37)	71	77,372
3.75%, 02/05/70 (Call 08/05/69)	105	109,367
3.80%, 10/01/51 (Call 04/01/51)	89	97,254
3.84%, 03/20/60 (Call 09/20/59)	152	163,905
3.88%, 02/01/55 (Call 08/01/54)	45	48,676
4.00%, 04/15/47 (Call 10/15/46)	55	61,445
4.05%, 11/15/45 (Call 05/15/45)	55	61,091
4.05%, 03/01/46 (Call 09/01/45)	45	50,257
4.10%, 09/15/67 (Call 03/15/67)	95	105,688
4.30%, 03/01/49 (Call 09/01/48)	65	75,977
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	55	58,731
3.63%, 10/01/42	70	77,817
3.75%, 11/15/47 (Call 05/15/47)	87	98,494
4.25%, 03/15/49 (Call 09/15/48)	15	18,228
4.88%, 11/15/40 (Call 05/15/40)	80	102,810
5.30%, 04/01/50 (Call 10/01/49)	165	231,145
6.20%, 01/15/38	110	159,391
XPO CNW Inc., 6.70%, 05/01/34	25	29,780
		7,637,420
Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	45	56,421

Water — 0.1%
American Water Capital Corp.
3.45%, 05/01/50 (Call 11/01/49)	40	41,498
3.75%, 09/01/47 (Call 03/01/47)	70	76,289
4.20%, 09/01/48 (Call 03/01/48)	60	69,857
4.30%, 12/01/42 (Call 06/01/42)	45	53,368
4.30%, 09/01/45 (Call 03/01/45)	60	70,480

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Water (continued)
6.59%, 10/15/37	$80	$116,268
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	60	59,927
4.28%, 05/01/49 (Call 11/01/48)	45	51,856
		539,543
Total Corporate Bonds & Notes — 54.4%
(Cost: $238,368,021)		245,809,223

Foreign Government Obligations(h)

Angola — 0.0%
Angolan Government International Bond, 9.38%, 05/08/48(f)	200	207,618

Argentina — 0.4%
Argentina Bonar Bonds
0.13%, 07/09/35(g)	1,490	476,830
0.13%, 01/09/38(g)	665	234,200
0.13%, 07/09/41(g)	75	24,510
Argentine Republic Government International Bond
0.13%, 07/09/35 (Call 06/28/21)(g)	1,727	569,822
0.13%, 01/09/38 (Call 06/28/21)(g)	639	251,814
0.13%, 07/09/41 (Call 06/28/21)(g)	1,000	371,830
0.13%, 07/09/46 (Call 06/28/21)(d)(g)	180	60,071
		1,989,077
Bahrain — 0.1%
Bahrain Government International Bond
5.25%, 01/25/33(f)	200	192,990
5.63%, 09/30/31(f)	200	200,800
6.00%, 09/19/44(f)	200	186,638
		580,428
Bermuda — 0.0%
Bermuda Government International Bond, 3.38%, 08/20/50 (Call 02/20/50)(f)	10	9,844

Brazil — 0.3%
Brazilian Government International Bond
4.75%, 01/14/50 (Call 07/14/49)	200	193,034
5.00%, 01/27/45(d)	200	201,096
5.63%, 01/07/41	300	325,752
5.63%, 02/21/47	200	215,516
7.13%, 01/20/37	200	254,690
8.25%, 01/20/34	100	137,923
		1,328,011
Chile — 0.1%
Chile Government International Bond
3.10%, 01/22/61 (Call 07/22/60)	200	182,646
3.50%, 01/25/50 (Call 07/25/49)	200	202,130
3.63%, 10/30/42	150	156,111
		540,887
China — 0.0%
China Government International Bond, 2.75%, 12/03/39(f)	200	201,128

Colombia — 0.3%
Colombia Government International Bond
4.13%, 05/15/51 (Call 11/15/50)(d)	200	183,186
5.00%, 06/15/45 (Call 12/15/44)	400	413,908
5.63%, 02/26/44 (Call 08/26/43)	200	220,694
6.13%, 01/18/41	400	464,380

	Par
Security	(000)	Value

Colombia (continued)
7.38%, 09/18/37	$200	$258,938
		1,541,106
Costa Rica — 0.1%
Costa Rica Government International Bond
5.63%, 04/30/43(f)	200	188,414
7.00%, 04/04/44(f)	200	209,116
		397,530
Dominican Republic — 0.3%
Dominican Republic International Bond
4.88%, 09/23/32(f)	150	154,995
5.30%, 01/21/41(a)	150	150,594
5.88%, 01/30/60(f)	300	296,448
6.40%, 06/05/49(f)	150	161,418
6.85%, 01/27/45(f)	100	113,354
7.45%, 04/30/44(f)	200	241,200
		1,118,009
Ecuador — 0.1%
Ecuador Government International Bond
0.50%, 07/31/35(f)(g)	700	495,789
0.50%, 07/31/40(f)(g)	200	127,794
		623,583
Egypt — 0.2%
Egypt Government International Bond
7.05%, 01/15/32(f)	200	208,878
7.50%, 02/16/61(f)	200	192,584
8.50%, 01/31/47(f)	200	212,804
8.70%, 03/01/49(f)	200	215,338
8.88%, 05/29/50(f)	200	220,064
		1,049,668
El Salvador — 0.1%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(f)	200	189,904
7.65%, 06/15/35(f)	50	50,429
8.25%, 04/10/32(f)	110	115,236
		355,569
Ghana — 0.1%
Ghana Government International Bond
7.88%, 02/11/35(f)	200	199,224
8.13%, 03/26/32(f)	200	205,462
8.88%, 05/07/42(a)	200	202,760
		607,446
Guatemala — 0.1%
Guatemala Government Bond, 6.13%, 06/01/50 (Call 12/01/49)(f)	200	240,500

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	100	162,599

Indonesia — 0.5%
Indonesia Government International Bond
3.05%, 03/12/51(d)	200	200,228
4.20%, 10/15/50	200	223,036
4.35%, 01/11/48	400	443,908
4.45%, 04/15/70	200	226,578
4.63%, 04/15/43(f)	200	227,464
5.25%, 01/17/42(f)	200	244,536
5.25%, 01/08/47(f)	200	249,260
6.63%, 02/17/37(f)	100	135,174
7.75%, 01/17/38(f)	100	148,988

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Indonesia (continued)
8.50%, 10/12/35(f)	$230	$365,199
		2,464,371
Israel — 0.3%
Israel Government AID Bond, 5.50%, 09/18/33	40	55,601
Israel Government International Bond
3.88%, 07/03/50	200	224,824
4.50%, 01/30/43	200	246,438
State of Israel
3.38%, 01/15/50	200	208,324
3.80%, 05/13/60(f)	400	441,168
		1,176,355
Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/49	350	367,503
5.38%, 06/15/33	81	100,319
		467,822
Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.13%,06/15/33(f)	200	213,190

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	200	282,124

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%,10/14/44(f)	200	247,256

Kenya — 0.1%
Kenya Government International Bond, 8.00%, 05/22/32(f)	200	225,712

Lebanon — 0.0%
Lebanon Government International Bond
7.00%, 03/23/32(f)(i)(j)	150	20,070
7.25%, 03/23/37(f)(i)(j)	50	7,048
		27,118
Mexico — 0.7%
Mexico Government International Bond
3.75%, 04/19/71 (Call 10/19/70)	200	180,040
3.77%, 05/24/61 (Call 11/24/60)	200	183,954
4.35%, 01/15/47	200	207,468
4.50%, 01/31/50 (Call 07/31/49)	200	210,258
4.60%, 01/23/46	200	212,216
4.60%, 02/10/48	200	212,340
4.75%, 04/27/32 (Call 01/27/32)	200	228,144
4.75%, 03/08/44	350	382,092
5.00%, 04/27/51 (Call 10/27/50)	200	224,026
5.55%, 01/21/45	350	418,176
5.75%, 10/12/2110	180	211,210
6.05%, 01/11/40	200	248,642
6.75%, 09/27/34	160	211,331
8.30%, 08/15/31	75	111,348
		3,241,245
Morocco — 0.0%
Morocco Government International Bond, 4.00%, 12/15/50(f)	200	182,766

Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(f)	200	202,194
7.88%, 02/16/32(f)	200	216,974
		419,168

	Par
Security	(000)	Value

Oman — 0.1%
Oman Government International Bond
6.75%, 01/17/48(f)	$200	$195,830
7.00%, 01/25/51(f)	200	200,114
7.38%, 10/28/32(f)	200	226,506
		622,450
Panama — 0.3%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	200	200,070
4.30%, 04/29/53	200	216,338
4.50%, 05/15/47 (Call 11/15/46)	200	223,446
4.50%, 04/16/50 (Call 10/16/49)	200	223,080
6.70%, 01/26/36	300	403,428
		1,266,362
Paraguay — 0.1%
Paraguay Government International Bond
2.74%, 01/29/33 (Call 10/29/32)(f)	200	192,978
6.10%, 08/11/44(f)	200	243,408
		436,386
Peru — 0.2%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	100	91,292
2.78%, 12/01/60 (Call 06/01/60)	200	166,602
3.23%, 07/28/2121 (Call 01/28/2121)	100	83,250
5.63%, 11/18/50	250	328,018
6.55%, 03/14/37	100	135,016
8.75%, 11/21/33	127	196,898
		1,001,076
Philippines — 0.3%
Philippine Government International Bond
2.65%, 12/10/45	200	183,496
2.95%, 05/05/45	200	191,454
3.70%, 02/02/42	200	213,354
3.95%, 01/20/40	300	328,656
6.38%, 01/15/32	165	227,151
6.38%, 10/23/34	100	141,497
		1,285,608
Qatar — 0.5%
Qatar Government International Bond
4.40%, 04/16/50(f)	400	477,640
4.63%, 06/02/46(f)	400	489,328
4.82%, 03/14/49(f)	400	505,820
5.10%, 04/23/48(f)	400	520,924
5.75%, 01/20/42(a)	200	278,502
		2,272,214
Romania — 0.1%
Romanian Government International Bond
4.00%, 02/14/51(f)	100	102,581
5.13%, 06/15/48(f)	160	190,040
6.13%, 01/22/44(f)	100	133,677
		426,298
Russia — 0.3%
Russian Foreign Bond-Eurobond
5.10%, 03/28/35(f)	400	473,288
5.25%, 06/23/47(f)	400	497,864
5.63%, 04/04/42(f)	200	253,558
5.88%, 09/16/43(f)	200	263,356
		1,488,066

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Saudi Arabia — 0.6%
Saudi Government International Bond
2.25%, 02/02/33(f)	$200	$191,652
3.45%, 02/02/61(a)	200	193,048
3.75%, 01/21/55(f)	200	204,850
4.50%, 10/26/46(f)	400	458,548
4.50%, 04/22/60(f)	300	350,082
4.63%, 10/04/47(f)	417	486,639
5.00%, 04/17/49(f)	400	493,836
5.25%, 01/16/50(f)	200	255,416
		2,634,071
Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(f)	200	211,546

South Africa — 0.2%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	188,716
5.38%, 07/24/44	200	198,242
5.75%, 09/30/49	200	201,952
6.25%, 03/08/41	100	108,664
		697,574
South Korea — 0.1%
Korea International Bond, 3.88%, 09/20/48	200	242,534

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	95	128,497
Inter-American Development Bank
3.20%, 08/07/42	50	56,128
3.88%, 10/28/41	30	37,182
4.38%, 01/24/44	35	46,544
International Bank for Reconstruction & Development, 4.75%,02/15/35	130	171,319
		439,670
Turkey — 0.4%
Turkey Government International Bond
4.88%, 04/16/43	200	155,984
5.75%, 05/11/47	400	334,068
5.88%, 06/26/31	200	190,924
6.00%, 01/14/41	300	265,470
6.63%, 02/17/45	200	185,404
6.75%, 05/30/40	100	96,445
6.88%, 03/17/36	235	233,736
7.25%, 03/05/38	50	51,544
8.00%, 02/14/34	50	55,287
		1,568,862
Ukraine — 0.1%
Ukraine Government International Bond
7.25%, 03/15/33(f)	200	210,302
7.38%, 09/25/32(f)	200	212,204
		422,506
United Arab Emirates — 0.4%
Abu Dhabi Government International Bond
3.13%, 09/30/49(f)	400	396,520
3.88%, 04/16/50(f)	400	450,588
4.13%, 10/11/47(f)	400	467,600
Emirate of Dubai Government International Bonds, 5.25%,01/30/43(f)	200	220,840
Finance Department Government of Sharjah, 4.00%,07/28/50(f)	200	183,830
		1,719,378

	Par
Security	(000)	Value

Uruguay — 0.2%
Uruguay Government International Bond
4.98%, 04/20/55	$200	$250,162
5.10%, 06/18/50	350	442,827
7.63%, 03/21/36	100	151,817
7.88%, 01/15/33	90	135,233
		980,039
Total Foreign Government Obligations — 8.3%
(Cost: $37,108,548)		37,614,770

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	50	63,852

California — 0.9%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	50	79,504
Series S-1, 7.04%, 04/01/50(d)	50	85,130
Series S-3, 6.91%, 10/01/50	125	214,260
California State University RB, Class B, 2.98%, 11/01/51 (Call 05/01/51)	150	151,317
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	164,343
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	71,344
Foothill-Eastern Transportation Corridor Agency RB, 4.09%,01/15/49 (Call 01/15/30)	100	104,700
Los Angeles Community College District/CA GO BAB, 6.75%,08/01/49	100	167,289
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	100	130,498
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40.	50	78,993
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	50	69,242
Series A, 6.60%, 07/01/50	100	166,472
Los Angeles Unified School District/CA GO BAB, 5.75%,07/01/34	150	200,830
Regents of the University of California Medical Center Pooled RB, Class A, 3.26%, 05/15/60 (Call 11/15/59)	65	67,272
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	227,397
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	100	146,808
San Diego County Water Authority RB BAB, Series B, 6.14%,05/01/49	50	73,957
Santa Clara Valley Transportation Authority RB BAB, 5.88%,04/01/32	100	126,086
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	100	116,766
State of California GO BAB
7.30%, 10/01/39	185	289,447
7.50%, 04/01/34	145	227,353
7.55%, 04/01/39(d)	200	331,588
7.60%, 11/01/40(d)	320	547,344
University of California RB
Series AQ, 4.77%, 05/15/2115	150	201,918
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	50	49,621

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
University of California RB BAB, 5.77%, 05/15/43	$50	$69,008
		4,158,487
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	31,066

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32(d)	100	131,432

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, Series A,4.81%, 10/01/2114	50	68,066

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	93	136,431
Project M, Series 2010-A, 6.66%, 04/01/57	49	73,202
		209,633
Illinois — 0.3%
Chicago O’Hare International Airport RB, Series C, 4.57%,01/01/54.	200	259,386
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	75,335
State of Illinois GO, 5.10%, 06/01/33	625	718,250
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	100	125,929
		1,178,900
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB,Class D, 3.05%, 07/01/40 (Call 01/01/40)(d)	50	50,725
Maryland State Transportation Authority RB BAB, 5.89%,07/01/43	50	66,746
		117,471
Massachusetts — 0.1%
Commonwealth of Massachusetts GOL
2.66%, 09/01/39	100	102,707
Series E, 5.46%, 12/01/39	100	138,371
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	34,378
Massachusetts School Building Authority RB BAB, Series B,5.72%, 08/15/39	50	69,075
		344,531
Michigan — 0.1%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	100	103,153
University of Michigan RB, 2.44%, 04/01/40 (Call 10/01/39)	100	97,219
		200,372
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50 (Call 11/15/49)	100	108,947

New Jersey — 0.1%
New Jersey State Turnpike Authority RB BAB, Series F,7.41%, 01/01/40	150	241,726
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	50	71,941
New Jersey Turnpike Authority RB BAB, Series A, 7.10%,01/01/41	100	156,777
Rutgers The State University of New Jersey RB, Series P,3.92%, 05/01/2119 (Call 11/01/2118)	100	107,649
		578,093

	Par
Security	(000)	Value

New York — 0.5%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	$100	$134,436
Metropolitan Transportation Authority RB, Series C2, 5.18%,11/15/49	100	128,709
Metropolitan Transportation Authority RB BAB, 7.34%,11/15/39	150	235,221
New York City Transitional Finance Authority Future Tax
Secured Revenue RB BAB
5.51%, 08/01/37	50	65,868
5.57%, 11/01/38	150	196,883
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	100	142,847
5.72%, 06/15/42	150	218,350
New York State Dormitory Authority RB, Series F, 3.11%,02/15/39	100	106,481
New York State Dormitory Authority RB BAB, Series F, 5.63%,03/15/39	100	131,435
New York State Thruway Authority RB, Series M, 3.50%,01/01/42 (Call 01/01/30)	75	78,839
New York State Urban Development Corp. RB BAB, 5.77%,03/15/39	55	68,074
Port Authority of New York & New Jersey RB 3.18%, 07/15/60 (Call 07/15/31)	70	69,159
Series 168, 4.93%, 10/01/51	180	241,803
Series 174, 4.46%, 10/01/62	150	191,118
Series 181, 4.96%, 08/01/46	50	65,119
		2,074,342
Ohio — 0.1%
American Municipal Power Inc. RB BAB
Series B, 7.83%, 02/15/41	125	202,601
Series B, 8.08%, 02/15/50	50	89,514
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	101,350
Ohio State University (The) RB BAB, Series C, 4.91%,06/01/40	100	132,622
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	29,570
		555,657
Oregon — 0.0%
State of Oregon Department of Transportation RB BAB,Series 2010-A, 5.83%, 11/15/34	100	137,093

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%,07/01/43	40	57,309

Texas — 0.4%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	45	56,538
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.72%, 02/01/41	25	34,516
5.81%, 02/01/41	50	71,872
Dallas Area Rapid Transit RB BAB, Series B, 6.00%,12/01/44	100	147,774
Dallas County Hospital District GOL BAB, Series C, 5.62%,08/15/44	30	40,382
Dallas Fort Worth International Airport RB, Series C, Class C,2.92%, 11/01/50	100	98,766
Dallas Independent School District GO BAB, Series C, 6.45%,02/15/35 (Call 06/28/21) (PSF)	40	40,087

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	$150	$151,978
North Texas Tollway Authority RB BAB, Series B, 6.72%,01/01/49	150	241,398
State of Texas GO BAB
5.52%, 04/01/39(d)	50	70,484
Series A, 4.68%, 04/01/40	100	131,226
Texas Private Activity Bond Surface Transportation Corp. RB,
Series B, 3.92%, 12/31/49	100	107,481
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	50	48,187
Texas Transportation Commission State Highway Fund RB,4.00%, 10/01/33	75	90,883
University of Texas System (The) RB BAB, Series C, 4.79%,08/15/46	150	190,683
		1,522,255
Virginia — 0.0%
University of Virginia, 2.26%, 09/01/50 (Call 03/01/50)	50	45,214
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	45	53,893
		99,107
Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	68,201

Total Municipal Debt Obligations — 2.6%
(Cost: $10,793,042)		11,704,814

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.3%
Federal National Mortgage Association, Series 2019-M4,
Class A2, 3.61%, 02/25/31	300	347,789
FHLMC Multifamily Structured Pass Through Certificates
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	90	98,662
Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	1,000	1,088,278
		1,534,729
U.S. Government Agency Obligations — 0.8%
Federal Home Loan Banks, 5.50%, 07/15/36	150	217,223
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	375	546,037
6.75%, 03/15/31	450	658,467
Federal National Mortgage Association
6.63%, 11/15/30	200	287,918
7.25%, 05/15/30	330	485,885
Tennessee Valley Authority
3.50%, 12/15/42	50	57,047
5.25%, 09/15/39	65	90,418
5.38%, 04/01/56	500	770,525
7.13%, 05/01/30	225	326,250
Series B, 4.70%, 07/15/33	40	51,654
		3,491,424
U.S. Government Obligations — 32.0%
U.S. Treasury Note/Bond
1.13%, 05/15/40	3,830	3,203,436
1.13%, 08/15/40	8,780	7,316,209
1.25%, 05/15/50	4,200	3,275,344
1.38%, 11/15/40	11,350	9,879,820
1.38%, 08/15/50	11,850	9,548,508
1.63%, 11/15/50	7,170	6,163,959
1.88%, 02/15/41	1,910	1,815,097

	Par
Security	(000)	Value

U.S. Government Obligations (continued)
1.88%, 02/15/51(d)	$8,800	$8,046,500
2.00%, 02/15/50	3,450	3,250,008
2.25%, 05/15/41	1,000	1,011,101
2.25%, 08/15/46	6,922	6,906,858
2.25%, 08/15/49	200	199,094
2.38%, 11/15/49	4,260	4,357,847
2.38%, 05/15/51	2,100	2,152,828
2.50%, 02/15/45	5,430	5,684,531
2.50%, 02/15/46	2,095	2,192,221
2.50%, 05/15/46	2,750	2,878,477
2.75%, 08/15/42	400	438,188
2.75%, 11/15/42	325	355,672
2.75%, 08/15/47	3,550	3,897,234
2.75%, 11/15/47	3,500	3,842,344
2.88%, 05/15/43	2,150	2,401,281
2.88%, 08/15/45	3,025	3,385,164
2.88%, 11/15/46	150	168,234
2.88%, 05/15/49	100	112,844
3.00%, 11/15/44	1,200	1,369,500
3.00%, 05/15/45	875	999,414
3.00%, 11/15/45	750	858,398
3.00%, 02/15/47	1,450	1,665,008
3.00%, 05/15/47	740	850,075
3.00%, 02/15/48	7,250	8,338,633
3.00%, 08/15/48	3,560	4,100,119
3.00%, 02/15/49	955	1,102,130
3.13%, 11/15/41	600	695,906
3.13%, 02/15/42	800	929,250
3.13%, 02/15/43	500	580,703
3.13%, 08/15/44	1,050	1,223,086
3.13%, 05/15/48	2,885	3,395,735
3.38%, 05/15/44	1,450	1,755,406
3.63%, 08/15/43	2,950	3,695,336
3.63%, 02/15/44	2,350	2,951,453
3.75%, 11/15/43	2,300	2,936,812
3.88%, 08/15/40	1,150	1,473,438
4.25%, 05/15/39	300	400,594
4.25%, 11/15/40	1,000	1,344,688
4.38%, 11/15/39	1,530	2,077,453
4.38%, 05/15/40	2,595	3,537,309
4.38%, 05/15/41	840	1,150,144
4.50%, 08/15/39	1,825	2,511,371
4.63%, 02/15/40	1,000	1,400,938
4.75%, 02/15/37	175	243,195
4.75%, 02/15/41	400	572,000
5.00%, 05/15/37	50	71,367
		144,712,260
Total U.S. Government & Agency Obligations — 33.1%
(Cost: $152,757,086)		149,738,413

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Shares
Security	(000)	Value

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Treasury, SL Agency Shares,0.00%(k)(l)(m)	12,029	$12,029,034

Total Short-Term Investments — 2.7%
(Cost: $12,029,034)		12,029,034

Total Investments in Securities — 101.1%
(Cost: $451,055,731)		456,896,254

Other Assets, Less Liabilities — (1.1)%		(4,931,317)

Net Assets — 100.0%		$451,964,937

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.

(d)	All or a portion of this security is on loan.

(e)	Zero-coupon bond.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(h)	U.S. dollar denominated security issued by foreign domiciled entity.

(i)	Issuer filed for bankruptcy and/or is in default.

(j)	Non-income producing security.

(k)	Affiliate of the Fund.

(l)	Annualized 7-day yield as of period-end.

(m)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$13,300,089	$—	$(1,271,055	)(a)	$—	$—	$12,029,034	12,029	$9,063	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$245,809,223	$—	$245,809,223
Foreign Government Obligations	—	37,614,770	—	37,614,770
Municipal Debt Obligations	—	11,704,814	—	11,704,814
U.S. Government & Agency Obligations	—	149,738,413	—	149,738,413
Money Market Funds	12,029,034	—	—	12,029,034
	$12,029,034	$444,867,220	$—	$456,896,254

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2021

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
PSF	Permanent School Fund
RB	Revenue Bond

Counterparty Abbreviations

BNP	BNP Paribas SA